Putnam VT Income Fund
The fund's portfolio
3/31/23 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (118.6%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (11.6%)
Government National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 5/20/48 to 3/20/50	$337,934	$343,533
4.70%, with due dates from 5/20/67 to 8/20/67	119,730	120,165
4.639%, 6/20/67	50,915	50,821
4.525%, 3/20/67	66,557	66,331
4.50%, TBA, 4/1/53	4,000,000	3,939,836
4.50%, 5/20/48	111,676	111,192
4.00%, TBA, 4/1/53	2,000,000	1,925,338
4.00%, with due dates from 2/20/48 to 5/20/48	719,555	700,647
3.50%, TBA, 4/1/53	6,000,000	5,625,334
3.50%, with due dates from 11/15/47 to 11/20/49	1,728,973	1,637,332
3.00%, TBA, 4/1/53	4,000,000	3,638,664

		18,159,193
U.S. Government Agency Mortgage Obligations (107.0%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.50%, with due dates from 7/1/44 to 3/1/45	316,457	320,116
4.00%, 9/1/45	380,478	373,346
3.50%, with due dates from 8/1/43 to 2/1/47	1,333,453	1,267,365
3.00%, with due dates from 3/1/43 to 6/1/46	637,475	588,391
Federal National Mortgage Association Pass-Through Certificates
5.00%, 3/1/38	3,695	3,790
4.50%, with due dates from 7/1/44 to 5/1/45	555,235	559,748
4.00%, with due dates from 9/1/45 to 6/1/46	562,057	550,561
3.50%, with due dates from 6/1/56 to 9/1/57	2,201,040	2,055,613
3.50%, with due dates from 7/1/43 to 1/1/47	572,196	541,569
3.00%, with due dates from 9/1/42 to 3/1/47	2,444,045	2,252,488
Uniform Mortgage-Backed Securities
6.00%, TBA, 5/1/53	5,000,000	5,099,611
6.00%, TBA, 4/1/53	5,000,000	5,102,540
5.50%, TBA, 5/1/53	10,000,000	10,098,044
5.50%, TBA, 4/1/53	10,000,000	10,101,560
5.00%, TBA, 5/1/53	37,000,000	36,891,586
5.00%, TBA, 4/1/53	42,000,000	41,880,216
4.50%, TBA, 5/1/53	10,000,000	9,797,261
4.50%, TBA, 4/1/53	10,000,000	9,795,308
4.00%, TBA, 5/1/53	1,000,000	956,719
4.00%, TBA, 4/1/53	1,000,000	956,328
3.50%, TBA, 4/1/48	6,000,000	5,572,497
3.00%, TBA, 4/1/53	4,000,000	3,586,877
2.50%, TBA, 5/1/53	5,000,000	4,313,671
2.50%, TBA, 4/1/53	5,000,000	4,309,570
2.00%, TBA, 5/1/53	6,000,000	4,963,310
2.00%, TBA, 4/1/53	6,000,000	4,957,685

		166,895,770

Total U.S. government and agency mortgage obligations (cost $183,904,510)		$185,054,963

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes 2.375%, 5/15/27(i)	$113,000	$108,349

Total U.S. treasury obligations (cost $108,349)		$108,349

MORTGAGE-BACKED SECURITIES (31.9%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (6.1%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x ICE LIBOR USD 1 Month) + 25.79%), 6.943%, 4/15/37	$82,018	$101,227
REMICs IFB Ser. 3065, Class DC, ((-3 x ICE LIBOR USD 1 Month) + 19.86%), 5.807%, 3/15/35	108,606	114,459
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	205,856	22,912
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	76,423	4,810
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	466,294	83,935
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	4,341,763	779,907
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	422,272	63,714
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	469,306	56,388
REMICs Ser. 4176, Class DI, IO, 3.00%, 12/15/42	937,435	63,517
REMICs IFB Ser. 4738, Class QS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.516%, 12/15/47	787,063	97,641
REMICs IFB Ser. 4839, Class AS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.366%, 6/15/42	3,117,451	154,130
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.205%, 1/25/50	4,286,921	436,475
REMICs IFB Ser. 4912, Class PS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.205%, 9/25/49	535,584	57,559
REMICs IFB Ser. 4994, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.60%), 0.755%, 2/25/49	1,815,956	129,877
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	2,006	1,620
REMICs Ser. 3391, PO, zero %, 4/15/37	13,600	11,333
REMICs Ser. 3210, PO, zero %, 5/15/36	1,501	1,458
REMICs FRB Ser. 3117, Class AF, (ICE LIBOR USD 1 Month + 0.00%), zero %, 2/15/36	4,264	3,631
Federal National Mortgage Association
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	885,974	144,901
REMICs Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	11,619	20
REMICs Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	226,293	35,295
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	283,376	34,924
REMICs Ser. 12-144, Class KI, IO, 3.00%, 11/25/42	778,786	56,848
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	195,679	7,310
REMICs Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	159,965	3,247
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	14,255	23
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	52,749	190
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	1,595,934	250,801
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.40%), 1.555%, 4/25/40	278,443	32,463
REMICs IFB Ser. 19-3, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.255%, 2/25/49	2,420,070	196,631
REMICs IFB Ser. 18-94, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.255%, 1/25/49	571,056	41,045
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.205%, 3/25/50	1,038,950	119,760
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.205%, 3/25/46	2,038,681	226,183
Interest Strip Ser. 372, Class 1, PO, zero %, 8/25/36	8,260	6,763
Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	338,706	46,203
Ser. 14-180, IO, 5.00%, 12/20/44	912,543	182,189
Ser. 14-76, IO, 5.00%, 5/20/44	265,059	52,686
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	139,399	28,678
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	1,123,000	228,811
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	587,979	118,631
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	205,671	35,899
Ser. 20-46, Class MI, IO, 4.00%, 4/20/50	827,995	139,204
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	570,843	91,603
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	747,689	136,453
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	316,691	19,657
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	735,943	120,993
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	443,363	75,508
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	1,601,608	273,651
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	1,308,185	215,039
Ser. 12-136, IO, 3.50%, 11/20/42	680,253	94,237
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	487,686	79,378
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	278,381	20,600
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	505,580	26,313
Ser. 17-H08, Class NI, IO, 3.01%, 3/20/67(WAC)	2,080,567	73,652
Ser. 20-186, Class DI, IO, 3.00%, 12/20/50	5,047,599	759,066
Ser. 16-H11, Class HI, IO, 2.088%, 1/20/66(WAC)	1,863,940	63,844
Ser. 17-H10, Class MI, IO, 1.989%, 4/20/67(WAC)	2,120,421	65,097
Ser. 15-H12, Class AI, IO, 1.858%, 5/20/65(WAC)	1,807,861	73,218
Ser. 15-H20, Class AI, IO, 1.829%, 8/20/65(WAC)	939,090	39,817
Ser. 15-H12, Class GI, IO, 1.818%, 5/20/65(WAC)	1,962,580	92,438
Ser. 15-H10, Class CI, IO, 1.813%, 4/20/65(WAC)	1,137,009	51,848
Ser. 17-H12, Class QI, IO, 1.732%, 5/20/67(WAC)	1,649,977	61,513
Ser. 15-H12, Class EI, IO, 1.702%, 4/20/65(WAC)	2,370,101	95,041
Ser. 16-H14, IO, 1.671%, 6/20/66(WAC)	2,244,114	72,402
Ser. 15-H25, Class AI, IO, 1.604%, 9/20/65(WAC)	1,914,412	68,153
Ser. 15-H17, Class CI, IO, 1.566%, 6/20/65(WAC)	996,261	16,753
Ser. 15-H01, Class CI, IO, 1.553%, 12/20/64(WAC)	890,109	18,252
Ser. 14-H11, Class GI, IO, 1.511%, 6/20/64(WAC)	3,778,240	132,408
IFB Ser. 14-131, Class BS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.472%, 9/16/44	689,253	102,932
Ser. 10-H19, Class GI, IO, 1.444%, 8/20/60(WAC)	1,502,572	50,006
IFB Ser. 12-149, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.439%, 12/20/42	1,170,219	111,814
IFB Ser. 19-123, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.389%, 10/20/49	1,196,681	75,613
IFB Ser. 18-168, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.389%, 12/20/48	1,196,267	134,997
IFB Ser. 20-32, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.339%, 3/20/50	958,776	111,324
IFB Ser. 20-11, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.339%, 1/20/50	794,391	78,446
IFB Ser. 19-83, Class JS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.339%, 7/20/49	951,771	93,388
IFB Ser. 19-83, Class SW, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.339%, 7/20/49	969,690	99,393
IFB Ser. 19-20, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.339%, 2/20/49	1,050,793	118,852
IFB Ser. 18-155, Class SE, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.339%, 11/20/48	647,472	67,541
IFB Ser. 19-119, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.322%, 9/16/49	1,396,167	223,177
IFB Ser. 20-55, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.289%, 4/20/50	1,833,473	174,180
IFB Ser. 19-44, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.289%, 4/20/49	847,247	62,037
IFB Ser. 19-21, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.289%, 2/20/49	573,646	50,710
IFB Ser. 19-121, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 1.239%, 10/20/49	139,902	21,290
Ser. 17-H18, Class CI, IO, 0.845%, 9/20/67(WAC)	1,559,970	130,176
FRB Ser. 15-H16, Class XI, IO, 0.101%, 7/20/65(WAC)	992,087	52,481
Ser. 16-H24, Class JI, IO, 0.08%, 11/20/66(WAC)	817,686	44,099
Ser. 15-H13, Class AI, IO, 0.06%, 6/20/65(WAC)	2,223,083	94,858
Ser. 15-H25, Class CI, IO, 0.042%, 10/20/65(WAC)	1,292,253	53,112
Ser. 16-H23, Class MI, IO, 0.039%, 10/20/66(WAC)	6,380,141	232,890
Ser. 16-H23, Class NI, IO, 0.026%, 10/20/66(WAC)	3,850,754	172,129
Ser. 15-H04, Class AI, IO, 0.023%, 12/20/64(WAC)	1,826,534	58,927
Ser. 19-H02, Class DI, IO, zero %, 11/20/68(WAC)	2,463,771	123,306

		9,547,910
Commercial mortgage-backed securities (16.4%)
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class A, (ICE LIBOR USD 1 Month + 1.20%), 5.909%, 6/15/36	345,000	336,357
Banc of America Commercial Mortgage Trust
FRB Ser. 15-UBS7, Class B, 4.339%, 9/15/48(WAC)	483,000	434,955
FRB Ser. 07-1, Class XW, IO, 0.314%, 1/15/49(WAC)	54,413	1
BANK FRB Ser. 18-BN13, Class XA, IO, 0.486%, 8/15/61(WAC)	7,742,905	156,738
BBCMS Mortgage Trust 144A Ser. 21-C10, Class E, 2.00%, 7/15/54	247,000	109,248
BDS Ltd. 144A FRB Ser. 21-FL8, Class A, 5.681%, 1/18/36 (Cayman Islands)	314,246	305,503
BDS, Ltd. 144A
FRB Ser. 21-FL10, Class A, (ICE LIBOR USD 1 Month + 1.35%), 6.111%, 12/16/36 (Cayman Islands)	459,000	449,820
FRB Ser. 21-FL9, Class A, (ICE LIBOR USD 1 Month + 1.07%), 5.831%, 11/16/38 (Cayman Islands)	141,000	136,348
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)	4,570	4,410
Benchmark Mortgage Trust 144A Ser. 19-B13, Class D, 2.50%, 8/15/57	185,000	114,952
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.08%, 12/15/47(WAC)	72,758	65,082
FRB Ser. 11-C2, Class E, 5.08%, 12/15/47(WAC)	597,000	489,525
Citigroup Commercial Mortgage Trust
FRB Ser. 15-P1, Class C, 4.369%, 9/15/48(WAC)	585,000	529,403
FRB Ser. 14-GC19, Class XA, IO, 1.095%, 3/11/47(WAC)	8,525,756	45,528
FRB Ser. 13-GC17, Class XA, IO, 0.989%, 11/10/46(WAC)	3,221,914	7,273
FRB Ser. 14-GC23, Class XA, IO, 0.903%, 7/10/47(WAC)	15,970,337	139,220
COMM Mortgage Trust
Ser. 12-LC4, Class B, 4.934%, 12/10/44(WAC)	163,004	157,279
FRB Ser. 14-CR17, Class C, 4.782%, 5/10/47(WAC)	492,000	427,435
FRB Ser. 14-UBS4, Class C, 4.65%, 8/10/47(WAC)	283,000	254,999
FRB Ser. 18-COR3, Class C, 4.56%, 5/10/51(WAC)	594,000	489,580
FRB Ser. 14-UBS6, Class C, 4.436%, 12/10/47(WAC)	83,000	75,431
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	191,000	172,029
FRB Ser. 15-CR23, Class C, 4.295%, 5/10/48(WAC)	293,000	271,257
FRB Ser. 14-LC15, Class XA, IO, 1.045%, 4/10/47(WAC)	4,392,314	28,111
FRB Ser. 14-CR19, Class XA, IO, 0.93%, 8/10/47(WAC)	4,191,884	37,621
FRB Ser. 13-CR11, Class XA, IO, 0.895%, 8/10/50(WAC)	7,371,461	7,570
FRB Ser. 15-CR23, Class XA, IO, 0.853%, 5/10/48(WAC)	4,269,872	55,009
FRB Ser. 14-UBS6, Class XA, IO, 0.835%, 12/10/47(WAC)	7,064,157	69,589
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.332%, 5/15/45(WAC)	115,000	84,478
FRB Ser. 13-CR13, Class D, 4.876%, 11/10/46(WAC)	389,000	317,329
FRB Ser. 13-CR13, Class E, 4.876%, 11/10/46(WAC)	123,000	72,362
FRB Ser. 14-CR17, Class D, 4.845%, 5/10/47(WAC)	198,000	174,448
FRB Ser. 14-CR19, Class D, 4.698%, 8/10/47(WAC)	178,000	153,495
FRB Ser. 13-CR6, Class D, 4.169%, 3/10/46(WAC)	205,000	148,625
Ser. 13-LC6, Class E, 3.50%, 1/10/46	261,000	213,107
Ser. 17-COR2, Class D, 3.00%, 9/10/50	389,000	283,838
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, zero %, 1/15/49(WAC)	3,118,488	31
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.256%, 4/15/50(WAC)	276,000	223,642
FRB Ser. 15-C3, Class XA, IO, 0.675%, 8/15/48(WAC)	13,988,959	161,686
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.756%, 4/15/50(WAC)	502,000	276,382
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.686%, 12/15/49(WAC)	5,826,873	113,605
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.361%, 8/10/44(WAC)	285,862	267,293
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 8.56%, 11/25/51	147,000	126,711
GS Mortgage Securities Corp., II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	232,637	224,196
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.056%, 1/10/47(WAC)	584,000	385,440
Ser. 13-GC12, Class B, 3.777%, 6/10/46(WAC)	549,000	545,984
FRB Ser. 13-GC12, Class XA, IO, 1.194%, 6/10/46(WAC)	1,023,102	10
FRB Ser. 14-GC18, Class XA, IO, 1.021%, 1/10/47(WAC)	4,380,745	19,275
FRB Ser. 14-GC22, Class XA, IO, 0.935%, 6/10/47(WAC)	13,320,897	84,516
FRB Ser. 15-GS1, Class XA, IO, 0.757%, 11/10/48(WAC)	19,305,935	320,540
FRB Ser. 13-GC13, Class XA, IO, 0.071%, 7/10/46(WAC)	70,174,851	702
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.357%, 8/10/43(WAC)	414,000	327,225
FRB Ser. 14-GC24, Class D, 4.526%, 9/10/47(WAC)	510,000	269,350
FRB Ser. 11-GC5, Class XA, IO, zero %, 8/10/44(WAC)	774,970	8
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.176%, 11/15/45(WAC)	246,000	235,311
FRB Ser. 14-C22, Class C, 4.548%, 9/15/47(WAC)	287,000	261,700
FRB Ser. 13-C12, Class C, 4.128%, 7/15/45(WAC)	256,000	246,166
FRB Ser. 14-C25, Class XA, IO, 0.807%, 11/15/47(WAC)	2,773,599	26,377
FRB Ser. 14-C22, Class XA, IO, 0.798%, 9/15/47(WAC)	14,481,208	107,435
FRB Ser. 13-C17, Class XA, IO, 0.684%, 1/15/47(WAC)	2,185,786	5,681
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.549%, 8/15/46(WAC)	441,000	76,910
FRB Ser. C14, Class D, 4.549%, 8/15/46(WAC)	715,000	369,081
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	517,000	287,626
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	241,753	230,735
Ser. 13-LC11, Class B, 3.499%, 4/15/46	289,000	261,158
FRB Ser. 13-LC11, Class XA, IO, 1.263%, 4/15/46(WAC)	1,134,004	11
FRB Ser. 13-C16, Class XA, IO, 0.829%, 12/15/46(WAC)	3,889,584	6,519
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.526%, 2/15/46(WAC)	148,000	101,998
FRB Ser. 11-C3, Class F, 5.526%, 2/15/46(WAC)	635,000	147,240
FRB Ser. 11-C3, Class B, 5.013%, 2/15/46(WAC)	318,961	306,283
FRB Ser. 12-C6, Class E, 4.966%, 5/15/45(WAC)	288,000	225,706
FRB Ser. 12-LC9, Class D, 3.784%, 12/15/47(WAC)	127,000	117,716
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	498,000	251,888
FRB Ser. 21-1MEM, Class D, 2.654%, 10/9/42(WAC)	650,000	402,677
FRB Ser. 21-1MEM, Class E, 2.654%, 10/9/42(WAC)	250,000	145,139
Ladder Capital Commercial Mortgage Trust 144A FRB Ser. 17-LC26, Class XA, IO, 1.52%, 7/12/50(WAC)	4,604,574	217,531
MF1 Multifamily Housing Mortgage Loan Trust 144A FRB Ser. 21-FL5, Class A, 5.624%, 7/15/36	454,643	445,081
MF1 Multifamily Housing Mortgage Loan, LLC 144A FRB Ser. 22-FL10, Class A, (CME Term SOFR 1 Month + 2.64%), 7.391%, 9/17/37	274,000	275,139
MF1 Multifamily Housing Mortgage Loan, Ltd. 144A FRB Ser. 21-FL7, Class C, IO, (ICE LIBOR USD 1 Month + 2.05%), 6.811%, 10/16/36 (Cayman Islands)	112,000	103,941
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C27, Class C, 4.499%, 12/15/47(WAC)	587,000	522,485
FRB Ser. 14-C16, Class B, 4.301%, 6/15/47(WAC)	376,000	348,533
FRB Ser. 15-C23, Class B, 4.14%, 7/15/50(WAC)	339,000	314,355
FRB Ser. 15-C25, Class XA, IO, 1.038%, 10/15/48(WAC)	4,752,177	82,196
FRB Ser. 14-C17, Class XA, IO, 1.018%, 8/15/47(WAC)	2,567,142	16,974
FRB Ser. 15-C26, Class XA, IO, 0.966%, 10/15/48(WAC)	3,999,030	57,126
FRB Ser. 13-C12, Class XA, IO, 0.656%, 10/15/46(WAC)	6,710,970	5,347
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C14, Class D, 5.06%, 2/15/47(WAC)	235,000	222,513
FRB Ser. 12-C6, Class E, 4.488%, 11/15/45(WAC)	138,000	108,410
FRB Ser. 13-C11, Class D, 4.368%, 8/15/46(WAC)	319,000	15,873
FRB Ser. 15-C23, Class D, 4.14%, 7/15/50(WAC)	531,000	405,893
FRB Ser. 13-C10, Class E, 4.067%, 7/15/46(WAC)	683,000	171,979
FRB Ser. 13-C10, Class F, 4.067%, 7/15/46(WAC)	273,000	37,310
Ser. 14-C17, Class E, 3.50%, 8/15/47	290,000	204,239
Ser. 14-C19, Class D, 3.25%, 12/15/47	261,000	200,854
FRB Ser. 13-C13, Class XB, IO, 0.152%, 11/15/46(WAC)	55,988,000	33,593
Morgan Stanley Capital I Trust
Ser. 15-UBS8, Class B, 4.315%, 12/15/48(WAC)	412,000	357,123
FRB Ser. 16-BNK2, Class XA, IO, 0.962%, 11/15/49(WAC)	3,340,332	87,911
FRB Ser. 16-UB12, Class XA, IO, 0.652%, 12/15/49(WAC)	8,685,333	166,095
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.083%, 7/15/49(WAC)	252,000	215,663
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 8.595%, 3/25/50	403,000	373,402
FRB Ser. 19-01, Class M10, 8.095%, 10/25/49	779,414	714,730
PFP, Ltd. 144A
FRB Ser. 22-9, Class A, 6.934%, 8/19/35 (Bermuda)	130,000	126,100
FRB Ser. 21-8, Class C, 6.528%, 8/9/37 (Cayman Islands)	129,000	120,003
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL10, Class AS, 7.876%, 10/25/39	243,000	240,362
FRB Ser. 22-FL8, Class AS, 6.668%, 1/25/37	379,000	373,278
FRB Ser. 22-FL8, Class A, 6.218%, 1/25/37	121,000	117,949
FRB Ser. 21-FL7, Class A, 6.045%, 11/25/36	276,081	266,979
RIAL Issuer, Ltd. 144A FRB Ser. 22-FL8, Class B, 7.993%, 1/19/37	345,000	338,100
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	859,373	9
UBS Commercial Mortgage Trust
FRB Ser. 19-C17, Class XA, IO, 1.467%, 10/15/52(WAC)	4,270,395	295,155
FRB Ser. 17-C7, Class XA, IO, 1.004%, 12/15/50(WAC)	4,546,306	160,637
FRB Ser. 18-C12, Class XA, IO, 0.774%, 8/15/51(WAC)	4,798,238	185,861
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	629,000	6
FRB Ser. 12-C2, Class E, 4.544%, 5/10/63(WAC)	816,000	8,158
Ser. 13-C6, Class B, 3.875%, 4/10/46(WAC)	126,000	124,334
Ser. 13-C6, Class E, 3.50%, 4/10/46	150,000	96,720
FRB Ser. 13-C6, Class XA, IO, 1.022%, 4/10/46(WAC)	820,252	4,075
FRB Ser. 12-C2, Class XA, IO, 0.365%, 5/10/63(WAC)	1,500,361	15
UBS-Citigroup Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class D, 6.03%, 1/10/45(WAC)	258,570	234,767
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, zero %, 11/15/48(WAC)	158,273	77
Wells Fargo Commercial Mortgage Trust
Ser. 19-C49, Class B, 4.546%, 3/15/52	148,000	127,387
Ser. 15-LC20, Class C, 4.056%, 4/15/50(WAC)	162,000	147,859
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	230,000	181,794
FRB Ser. 19-C50, Class XA, IO, 1.412%, 5/15/52(WAC)	4,468,840	266,152
FRB Ser. 17-C41, Class XA, IO, 1.154%, 11/15/50(WAC)	3,221,422	131,765
FRB Ser. 14-LC16, Class XA, IO, 1.068%, 8/15/50(WAC)	5,584,170	43,117
FRB Ser. 18-C43, Class XA, IO, 0.591%, 3/15/51(WAC)	12,375,546	294,026
FRB Ser. 15-LC20, Class XB, IO, 0.476%, 4/15/50(WAC)	13,766,000	118,525
Wells Fargo Commercial Mortgage Trust 144A
Ser. 14-LC16, Class D, 3.938%, 8/15/50	247,000	18,825
Ser. 16-C33, Class D, 3.123%, 3/15/59	288,000	223,726
Ser. 19-C53, Class D, 2.50%, 10/15/52	218,000	128,290
WF-RBS Commercial Mortgage Trust
Ser. 13-C11, Class B, 3.714%, 3/15/45(WAC)	175,961	153,855
FRB Ser. 14-C24, Class XA, IO, 0.839%, 11/15/47(WAC)	5,914,379	58,189
FRB Ser. 14-C22, Class XA, IO, 0.782%, 9/15/57(WAC)	13,461,551	106,037
FRB Ser. 13-C14, Class XA, IO, 0.645%, 6/15/46(WAC)	11,472,836	2,340
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	402,000	256,597
Ser. 11-C4, Class E, 4.845%, 6/15/44(WAC)	55,000	41,599
FRB Ser. 11-C4, Class C, 4.845%, 6/15/44(WAC)	253,821	245,043
FRB Ser. 13-C15, Class D, 4.511%, 8/15/46(WAC)	919,000	281,273
FRB Ser. 12-C10, Class D, 4.392%, 12/15/45(WAC)	768,000	457,961
FRB Ser. 12-C10, Class XA, IO, 1.151%, 12/15/45(WAC)	292,714	3

		25,659,152
Residential mortgage-backed securities (non-agency) (9.4%)
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	330,000	283,674
Bellemeade Re, Ltd. 144A FRB Ser. 20-2A, Class B1, (ICE LIBOR USD 1 Month + 8.50%), 13.345%, 8/26/30 (Bermuda)	151,000	156,666
BRAVO Residential Funding Trust 144A Ser. 20-RPL1, Class M1, 3.25%, 5/26/59(WAC)	353,000	317,373
Bunker Hill Loan Depositary Trust 144A FRB Ser. 20-1, Class A3, 3.253%, 2/25/55(WAC)	332,000	291,860
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 04-3A, Class A2, (ICE LIBOR USD 1 Month + 0.30%), 5.145%, 8/25/35	56,097	51,020
Citigroup Mortgage Loan Trust 144A Ser. 22-A, Class A1, 6.17%, 9/25/62	149,270	147,576
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A2, 3.094%, 3/25/65(WAC)	224,000	210,851
Credit Suisse Mortgage Trust 144A FRB Ser. 20-RPL3, Class A1, 2.691%, 3/25/60(WAC)	165,308	162,258
Deephaven Residential Mortgage Trust 144A Ser. 20-2, Class A2, 2.594%, 5/25/65	107,095	105,949
Eagle Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (ICE LIBOR USD 1 Month + 3.30%), 8.145%, 4/25/29 (Bermuda)	809,000	822,667
FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.70%), 6.545%, 11/25/28 (Bermuda)	216,801	215,902
Ellington Financial Mortgage Trust 144A FRB Ser. 20-1, Class A2, 3.149%, 5/25/65(WAC)	179,000	165,291
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (ICE LIBOR USD 1 Month + 5.00%), 9.845%, 12/25/28	286,627	305,473
Structured Agency Credit Risk Debt FRN Ser. 17-HQA3, Class B1, (ICE LIBOR USD 1 Month + 4.45%), 9.295%, 4/25/30	250,000	263,021
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	370,000	329,641
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M2, (US 30 Day Average SOFR + 5.25%), 9.81%, 3/25/42	911,000	897,620
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B1, (ICE LIBOR USD 1 Month + 4.65%), 9.495%, 1/25/49	761,000	806,206
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 9.36%, 10/25/50	155,000	163,331
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B1, (ICE LIBOR USD 1 Month + 4.35%), 9.195%, 3/25/49	90,000	93,299
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class HQA2, (ICE LIBOR USD 1 Month + 4.10%), 8.945%, 4/25/49	463,000	479,078
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (ICE LIBOR USD 1 Month + 3.90%), 8.745%, 9/25/48	70,000	72,093
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (ICE LIBOR USD 1 Month + 3.70%), 8.545%, 12/25/30	310,000	316,671
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (ICE LIBOR USD 1 Month + 3.10%), 7.945%, 3/25/50	163,902	167,489
Structured Agency Credit Risk Trust FRB Ser. 19-FTR2, Class M2, (ICE LIBOR USD 1 Month + 2.15%), 6.995%, 11/25/48	686,000	663,705
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (ICE LIBOR USD 1 Month + 1.90%), 6.745%, 1/25/50	183,732	183,955
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	235,000	203,882
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (ICE LIBOR USD 1 Month + 5.50%), 10.345%, 9/25/29	200,000	216,863
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (ICE LIBOR USD 1 Month + 5.30%), 10.145%, 10/25/28	186,513	197,679
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (ICE LIBOR USD 1 Month + 4.85%), 9.695%, 10/25/29	150,000	159,193
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (ICE LIBOR USD 1 Month + 4.50%), 9.345%, 12/25/30	297,000	310,341
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (ICE LIBOR USD 1 Month + 4.00%), 8.845%, 5/25/30	250,000	260,222
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (ICE LIBOR USD 1 Month + 1.25%), 6.095%, 7/25/29	42,205	42,160
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2, (ICE LIBOR USD 1 Month + 1.00%), 5.845%, 5/25/30	209,540	209,323
Federal National Mortgage Association 144A
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1B1, (ICE LIBOR USD 1 Month + 5.75%), 10.595%, 7/25/29	208,000	227,382
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1B1, (ICE LIBOR USD 1 Month + 4.15%), 8.995%, 8/25/31	59,000	60,044
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.56%, 1/25/42	1,084,000	1,048,770
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (ICE LIBOR USD 1 Month + 2.45%), 7.295%, 7/25/31	13,612	13,629
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (ICE LIBOR USD 1 Month + 2.15%), 6.995%, 11/25/39	117,007	116,788
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (ICE LIBOR USD 1 Month + 2.05%), 6.895%, 1/25/40	142,316	142,860
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2M2, (ICE LIBOR USD 1 Month + 2.00%), 6.845%, 1/25/40	125,144	124,669
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32(WAC)	284,437	278,288
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	77,731	8
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	45,526	41,942
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.186%, 8/26/47(WAC)	112,923	109,676
New Residential Mortgage Loan Trust 144A FRB Ser. 20-NQM2, Class A2, 2.891%, 5/24/60(WAC)	212,000	187,820
NYMT Loan Trust 144A Ser. 22-SP1, Class A1, 5.25%, 7/25/62	160,681	151,587
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (ICE LIBOR USD 1 Month + 2.85%), 7.695%, 7/25/28 (Bermuda)	380,000	380,190
Onslow Bay Financial, LLC Trust 144A Ser. 22-NQM7, Class A1, 5.35%, 8/25/62	288,594	285,949
Radnor Re, Ltd. 144A FRB Ser. 19-1, Class M2, (ICE LIBOR USD 1 Month + 3.20%), 8.045%, 2/25/29 (Bermuda)	150,000	149,999
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A3, 2.911%, 5/25/60(WAC)	464,000	413,323
RMF Proprietary Issuance Trust 144A Ser. 22-3, Class A, 4.00%, 8/25/62(WAC)	116,000	88,253
Towd Point Mortgage Trust 144A Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	153,000	123,367
Verus Securitization Trust 144A Ser. 20-INV1, Class A3, 3.889%, 3/25/60(WAC)	100,000	95,459
Visio Trust 144A Ser. 22-1, Class A2, 5.85%, 8/25/57	145,601	143,410
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C4, (ICE LIBOR USD 1 Month + 0.86%), 5.705%, 10/25/45	735,455	679,270
FRB Ser. 05-AR17, Class A1B2, (ICE LIBOR USD 1 Month + 0.82%), 5.665%, 12/25/45	554,446	482,368

		14,617,383

Total mortgage-backed securities (cost $57,871,881)		$49,824,445

CORPORATE BONDS AND NOTES (30.1%)(a)
	Principal amount	Value
Basic materials (1.3%)
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32	$75,000	$73,000
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)	90,000	91,232
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	500,000	502,852
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	13,000	12,697
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	65,000	55,877
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	227,000	195,748
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.125%, 3/12/24	50,000	49,458
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27	124,000	119,401
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	150,000	140,856
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	75,000	71,332
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	20,000	13,586
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	35,000	28,087
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	44,000	41,788
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)	25,000	22,007
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	95,000	91,502
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	135,000	129,181
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.30%, 5/15/50	50,000	35,348
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26	198,000	189,232
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	105,000	122,502
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	39,000	44,934
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	32,000	36,770

		2,067,390
Capital goods (1.2%)
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26	6,000	5,848
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	168,000	147,078
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	104,000	94,412
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	357,000	331,238
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46	95,000	67,419
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26	138,000	134,399
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	132,000	128,670
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	73,000	71,523
Northrop Grumman Corp. sr. unsec. bonds 5.25%, 5/1/50	45,000	46,594
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	240,000	228,039
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	125,000	123,344
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	15,000	13,254
Raytheon Technologies Corp. sr. unsec. notes 5.15%, 2/27/33	30,000	31,221
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	370,000	364,678
Waste Connections, Inc. sr. unsec. bonds 4.20%, 1/15/33	25,000	23,993
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32	22,000	19,603
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	110,000	102,617

		1,933,930
Communication services (2.4%)
American Tower Corp. sr. unsec. notes 5.50%, 3/15/28	15,000	15,253
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	48,000	41,744
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	235,000	216,660
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27(R)	118,000	111,209
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	194,000	177,784
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	162,000	130,305
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	335,000	302,546
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	231,000	229,155
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	83,000	69,222
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	454,000	449,469
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	135,000	104,265
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	168,000	141,039
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	172,000	160,215
Cox Communications, Inc. 144A sr. unsec. bonds 4.50%, 6/30/43	90,000	76,371
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	56,000	52,971
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)	130,000	123,319
Crown Castle, Inc. sr. unsec. notes 4.75%, 5/15/47(R)	25,000	21,844
Crown Castle, Inc. sr. unsec. sub. bonds 3.30%, 7/1/30(R)	195,000	175,842
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	193,000	172,282
Equinix, Inc. sr. unsec. sub. notes 2.50%, 5/15/31(R)	70,000	57,639
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	118,000	126,795
T-Mobile USA, Inc. company guaranty sr. bonds 4.50%, 4/15/50	261,000	227,303
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	7,000	6,568
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	140,000	140,628
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	13,000	10,818
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	85,000	80,789
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	117,000	115,661
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	250,000	222,705

		3,760,401
Conglomerates (0.1%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 8.196%, perpetual maturity	153,000	152,847

		152,847
Consumer cyclicals (2.1%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	260,000	243,750
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	134,000	117,236
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	165,000	158,970
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	453,000	297,382
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31	101,000	86,328
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	16,000	15,637
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31	39,000	30,029
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	90,000	73,913
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	140,000	135,713
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	120,000	119,924
D.R. Horton, Inc. company guaranty sr. unsec. sub. notes 5.75%, 8/15/23	120,000	120,057
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	18,000	15,963
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	60,000	53,136
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	226,000	221,734
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31	78,000	64,735
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	176,000	174,145
Moody's Corp. sr. unsec. bonds 5.25%, 7/15/44	108,000	105,914
Moody's Corp. sr. unsec. notes 3.25%, 1/15/28	66,000	62,209
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	50,000	45,970
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	58,000	52,841
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	70,000	62,109
S&P Global, Inc. company guaranty sr. unsec. notes 4.75%, 8/1/28	65,000	65,951
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	41,000	32,906
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	200,000	177,185
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. notes 4.35%, 6/8/27	200,000	194,974
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	55,000	72,277
Warnermedia Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.279%, 3/15/32	548,000	489,253

		3,290,241
Consumer staples (1.1%)
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46	73,000	71,344
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 4/13/28	340,000	336,130
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	335,000	320,950
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	15,708	15,779
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	83,000	98,099
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	90,000	92,291
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	5,000	4,900
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26	40,000	37,746
Kenvue, Inc. 144A company guaranty sr. unsec. notes 4.90%, 3/22/33	195,000	201,469
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. bonds 5.05%, 3/22/53	24,000	24,734
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	21,000	21,703
Keurig Dr Pepper, Inc. company guaranty sr. unsec. bonds 3.20%, 5/1/30	38,000	34,676
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27	66,000	62,963
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27	182,000	177,695
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	49,000	51,492
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	200,000	197,750

		1,749,721
Energy (1.7%)
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	370,000	356,005
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25	60,000	60,429
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	152,000	152,116
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	89,000	73,525
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28	130,000	122,551
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	90,000	85,263
DT Midstream, Inc. 144A sr. bonds 4.30%, 4/15/32	40,000	35,834
EQT Corp. sr. unsec. notes 5.678%, 10/1/25	15,000	14,955
EQT Corp. sr. unsec. notes 5.00%, 1/15/29	210,000	199,116
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	130,000	125,125
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	109,000	119,900
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	205,000	212,225
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	103,000	102,630
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	230,000	220,037
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	145,000	137,367
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	160,000	149,710
TotalEnergies Capital International SA company guaranty sr. unsec. unsub. notes 2.829%, 1/10/30 (France)	335,000	305,520
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	215,000	179,525
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	25,000	25,188

		2,677,021
Financials (12.6%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)	200,000	193,030
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	245,000	202,965
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 4.50%, 9/15/23 (Ireland)	165,000	163,422
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	40,000	37,954
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	260,000	228,271
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	145,000	152,189
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	20,000	18,625
American Express Co. sr. unsec. unsub. notes 3.375%, 5/3/24	210,000	205,852
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	171,000	137,695
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	223,000	205,568
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	245,000	189,102
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	192,035
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	200,000	188,889
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	800,000	782,525
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	245,000	240,181
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	40,000	39,900
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	195,000	165,151
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	385,000	328,208
Bank of America Corp. unsec. sub. FRN (ICE LIBOR USD 3 Month + 0.76%), 5.626%, 9/15/26	100,000	97,409
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	300,000	315,624
Bank of America Corp. unsec. sub. notes Ser. MTN, 4.20%, 8/26/24	180,000	176,846
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	95,000	85,782
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	210,000	193,869
BNP Paribas SA 144A jr. unsec. sub. FRN 4.625%, perpetual maturity (France)	200,000	149,472
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	250,000	249,353
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	317,000	305,494
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	225,000	160,763
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	225,000	209,748
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	90,000	76,005
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	105,000	105,783
Citigroup, Inc. sr. unsec. FRN 3.106%, 4/8/26	21,000	20,077
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	64,000	61,148
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	1,005,000	974,546
Citizens Bank NA sr. unsec. FRN 4.119%, 5/23/25	270,000	254,894
Citizens Bank NA sr. unsec. unsub. FRN 5.284%, 1/26/26	250,000	242,433
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	70,000	69,261
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)	182,000	168,679
Corebridge Financial, Inc. 144A sr. unsec. notes 3.85%, 4/5/29	100,000	91,245
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	400,000	361,978
Credit Suisse AG sr. unsec. notes 4.75%, 8/9/24	250,000	241,950
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	250,000	222,551
Credit Suisse Group AG 144A unsec. sub. notes 6.50%, 8/8/23 (Switzerland)	200,000	190,500
Danske Bank A/S 144A sr. unsec. FRN 6.466%, 1/9/26 (Denmark)	200,000	200,725
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.222%, 9/18/24 (Germany)	150,000	145,860
Deutsche Bank AG/New York, NY unsec. sub. notes 4.50%, 4/1/25 (Germany)	200,000	183,678
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	150,000	127,115
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	179,000	168,341
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	220,000	214,365
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	25,000	24,524
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	89,000	55,557
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	107,000	104,201
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	235,000	232,686
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	95,000	90,884
General Motors Financial Co., Inc. sr. unsec. notes 6.40%, 1/9/33	150,000	154,648
General Motors Financial Co., Inc. sr. unsec. notes 3.10%, 1/12/32	62,000	50,518
General Motors Financial Co., Inc. sr. unsec. notes 2.35%, 2/26/27	158,000	141,426
General Motors Financial Co., Inc. sr. unsec. notes 1.25%, 1/8/26	37,000	33,317
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	88,000	85,400
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	55,000	44,894
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	188,000	180,159
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	405,000	390,680
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	62,000	53,205
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 5.70%, 11/1/24	115,000	115,815
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	314,000	339,528
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	118,000	92,419
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	49,000	48,332
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27	200,000	197,582
Intercontinental Exchange, Inc. sr. unsec. notes 3.65%, 5/23/25	20,000	19,683
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	210,000	152,758
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	87,000	84,988
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	429,000	398,970
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (ICE LIBOR USD 3 Month + 1.00%), 5.864%, 5/15/47	63,000	51,975
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	87,000	76,125
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	735,000	607,563
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26	46,000	44,911
KeyCorp sr. unsec. unsub. FRN Ser. MTN, 3.878%, 5/23/25	103,000	99,283
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	110,000	102,823
Liberty Mutual Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 6/15/52	200,000	190,140
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	305,000	203,636
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	194,000	192,253
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	36,000	25,276
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	340,000	355,233
MetLife, Inc. jr. unsec. sub. notes 6.40%, 12/15/36	85,000	82,249
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	200,000	191,870
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	760,000	734,746
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	200,000	200,522
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	75,000	62,045
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	350,000	322,728
Principal Life Global Funding II 144A company guaranty sr. unsub. notes 3.00%, 4/18/26	145,000	136,996
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	54,000	45,810
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	66,000	64,970
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	154,000	146,573
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	1,000	1,105
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	140,000	137,944
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)	200,000	143,987
Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	205,000	201,866
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	173,000	193,842
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	180,000	169,478
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24	185,000	161,875
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26	105,000	101,221
U.S. Bancorp jr. sub. unsec. FRN 3.70%, perpetual maturity	100,000	78,000
UBS Group AG 144A jr. unsec. sub. FRN 4.375%, perpetual maturity (Switzerland)	200,000	138,750
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	247,000	220,341
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	260,000	200,677
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	58,000	54,978
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	22,000	20,310
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	115,000	112,988
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	50,000	44,136
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	610,000	682,152
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)	38,000	36,206
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	185,000	154,993

		19,621,806
Health care (2.3%)
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25	130,000	127,880
Amgen, Inc. sr. unsec. sub. notes 3.20%, 11/2/27	218,000	206,107
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	48,000	49,960
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	98,000	100,224
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	100,000	94,170
Becton Dickinson & Co. sr. unsec. notes 3.70%, 6/6/27	146,000	141,059
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	96,000	95,534
CVS Health Corp. sr. unsec. notes 1.30%, 8/21/27	446,000	388,404
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	94,867	89,217
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	230,000	203,937
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	70,000	72,380
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	35,000	35,032
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	66,000	64,445
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	30,000	28,102
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25	95,000	95,040
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53	30,000	30,380
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	115,000	119,432
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	160,000	139,136
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	265,000	243,582
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	125,000	120,362
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	25,000	24,087
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	15,000	12,788
Thermo Fisher Scientific, Inc. sr. unsec. notes 4.80%, 11/21/27	170,000	173,955
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 4.75%, 7/15/45	50,000	49,003
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 2.90%, 5/15/50	160,000	113,332
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	220,000	214,985
UnitedHealth Group, Inc. sr. unsec. unsub. notes 5.25%, 2/15/28	185,000	192,368
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	110,000	96,400
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	285,000	277,269

		3,598,570
Technology (2.1%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	115,000	70,896
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	120,000	112,400
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	468,000	454,256
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	122,000	117,938
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	158,000	146,531
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	215,000	195,518
Dell International, LLC/EMC Corp. company guaranty sr. bonds 8.35%, 7/15/46	11,000	13,400
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	223,000	196,182
Meta Platforms, Inc. sr. unsec. unsub. notes 3.85%, 8/15/32	110,000	102,920
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	58,000	56,017
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	251,000	190,803
Microsoft Corp. sr. unsec. unsub. bonds 2.675%, 6/1/60	500,000	345,157
Oracle Corp. sr. unsec. bonds 5.55%, 2/6/53	25,000	23,801
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	55,000	41,386
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	475,000	366,468
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30	45,000	39,733
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	130,000	119,429
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	85,000	64,834
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	127,000	87,152
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	128,000	90,793
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	294,000	257,250
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	145,000	116,811
Workday, Inc. sr. unsec. notes 3.70%, 4/1/29	130,000	121,665

		3,331,340
Transportation (0.2%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	133,000	123,896
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	110,000	105,526

		229,422
Utilities and power (3.0%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	140,000	125,971
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	45,000	46,457
American Electric Power Co., Inc. sr. unsec. unsub. bonds 3.25%, 3/1/50	100,000	69,314
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	210,000	204,739
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	65,000	54,726
Berkshire Hathaway Energy Co. sr. unsec. bonds 6.50%, 9/15/37	3,000	3,339
Berkshire Hathaway Energy Co. sr. unsec. bonds 4.25%, 10/15/50	100,000	85,977
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32	25,000	21,496
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	2,000	2,106
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	85,000	74,158
Dominion Energy, Inc. sr. unsec. unsub. bonds 4.90%, 8/1/41	135,000	123,491
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	65,000	53,150
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	180,000	169,184
Duke Energy Ohio, Inc. sr. bonds 5.25%, 4/1/33	65,000	66,879
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	195,000	184,694
Duke Energy Ohio, Inc. sr. notes 3.80%, 9/1/23	72,000	70,837
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	207,000	241,468
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	90,000	76,449
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	95,000	93,319
Energy Transfer LP company guaranty sr. unsec. notes 5.875%, 1/15/24	84,000	83,968
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27	182,000	183,952
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	37,000	35,261
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	125,000	93,103
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42	20,000	20,742
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	84,000	74,493
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	315,000	268,413
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53	60,000	62,988
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	165,000	166,284
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	115,000	119,166
Florida Power & Light Co. sr. bonds 4.125%, 2/1/42	203,000	178,528
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	105,000	96,669
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	30,000	29,148
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	86,000	79,651
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	70,000	71,211
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	120,000	116,392
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	161,000	170,777
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	100,000	87,209
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	64,000	63,940
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	145,000	119,460
Pacific Gas and Electric Co. sr. notes 3.30%, 12/1/27	190,000	171,097
PacifiCorp sr. bonds 2.70%, 9/15/30	133,000	117,545
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	82,000	73,407
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	98,000	94,626
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (ICE LIBOR USD 3 Month + 2.11%), 6.976%, 5/15/67	305,000	245,092

		4,590,876

Total corporate bonds and notes (cost $51,103,200)		$47,003,565

COLLATERALIZED LOAN OBLIGATIONS (3.6%)(a)
	Principal amount	Value
AGL CLO 6, Ltd. 144A FRB Ser. 21-6A, Class AR, (ICE LIBOR USD 3 Month + 1.20%), 6.008%, 7/20/34 (Cayman Islands)	$204,000	$198,575
AIG CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 5.915%, 4/22/34	250,000	243,527
Battery Park CLO II, Ltd. 144A FRB Ser. 22-1A, Class A1, (CME Term SOFR 3 Month + 2.21%), 6.39%, 10/20/35	250,000	250,833
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 5.962%, 10/15/34 (Cayman Islands)	250,000	243,124
Canyon Capital CLO, Ltd. 144A FRB Ser. 18-1A, Class A, (ICE LIBOR USD 3 Month + 1.07%), 5.862%, 7/15/31 (Cayman Islands)	250,000	245,817
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (ICE LIBOR USD 3 Month + 1.11%), 5.918%, 4/20/32 (Cayman Islands)	285,000	279,502
Cedar Funding II CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (ICE LIBOR USD 3 Month + 1.08%), 5.888%, 4/20/34	125,000	120,646
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 5.978%, 7/20/34 (Cayman Islands)	250,000	244,053
Diameter Capital CLO 1, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.24%), 6.032%, 7/15/36	250,000	242,998
Elmwood CLO 19, Ltd. 144A FRB Ser. 22-6A, Class A, (CME Term SOFR 3 Month + 2.20%), 5.818%, 10/17/34 (Cayman Islands)	250,000	250,035
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (ICE LIBOR USD 3 Month + 1.17%), 5.972%, 7/28/34	250,000	241,629
Kayne CLO 6, Ltd. 144A FRB Ser. 19-6A, Class A1, (ICE LIBOR USD 3 Month + 1.38%), 6.188%, 1/20/33 (Cayman Islands)	285,000	281,665
LCM, Ltd. 144A FRB Ser. 30A, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 5.888%, 4/20/31 (Cayman Islands)	250,000	244,345
Madison Park Funding XIV, Ltd. 144A FRB Ser. 18-14A, Class A2RR, (ICE LIBOR USD 3 Month + 1.40%), 6.215%, 10/22/30 (Cayman Islands)	250,000	243,508
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A, Class AANR, (ICE LIBOR USD 3 Month + 1.32%), 6.112%, 4/15/32 (Cayman Islands)	100,000	98,185
Neuberger Berman Loan Advisers CLO 31, Ltd. 144A FRB Ser. 21-31A, Class AR, (ICE LIBOR USD 3 Month + 1.04%), 5.848%, 4/20/31 (Cayman Islands)	250,000	245,485
OCP CLO, Ltd. 144A FRB Ser. 21-17A, Class A1R, (ICE LIBOR USD 3 Month + 1.04%), 5.848%, 7/20/32 (Cayman Islands)	250,000	244,199
OCP CLO, Ltd. 144A FRB Ser. 21-8RA, Class A1, (ICE LIBOR USD 3 Month + 1.22%), 6.012%, 1/17/32 (Cayman Islands)	250,000	245,976
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (ICE LIBOR USD 3 Month + 2.00%), 6.864%, 5/15/32 (Cayman Islands)	250,000	239,777
Rockford Tower CLO, Ltd. 144A FRB Ser. 21-1A, Class A1, (ICE LIBOR USD 3 Month + 1.17%), 5.978%, 7/20/34 (Cayman Islands)	250,000	243,665
RR 14, Ltd. 144A FRB Ser. 21-14A, Class A1, (ICE LIBOR USD 3 Month + 1.12%), 5.912%, 4/15/36 (Cayman Islands)	250,000	243,777
Saranac CLO VI, Ltd. 144A FRB Ser. 21-6A, Class A1R, (ICE LIBOR USD 3 Month + 1.14%), 6.294%, 8/13/31 (Jersey)	200,000	196,000
Wellfleet CLO, Ltd. 144A FRB Ser. 18-1A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 5.892%, 7/17/31	250,000	245,217
Zais CLO 17, Ltd. 144A FRB Ser. 21-17A, Class A1A, (ICE LIBOR USD 3 Month + 1.33%), 6.138%, 10/20/33	226,000	222,305

Total collateralized loan obligations (cost $5,576,274)		$5,554,843

ASSET-BACKED SECURITIES (0.8%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$135,955	$134,255
Mello Warehouse Securitization Trust 144A FRB Ser. 21-3, Class D, (ICE LIBOR USD 1 Month + 2.00%), 6.845%, 10/22/24	347,000	339,843
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class C, (ICE LIBOR USD 1 Month + 1.05%), 5.895%, 5/7/24	260,000	253,353
Station Place Securitization Trust 144A FRB Ser. 22-3, Class A1, (CME Term SOFR 1 Month + 1.25%), 6.026%, 5/29/23	479,000	479,000

Total asset-backed securities (cost $1,200,130)		$1,206,451

SHORT-TERM INVESTMENTS (24.6%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 4.88%(AFF)	Shares	33,675,437	$33,675,437
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70%(P)	Shares	1,586,000	1,586,000
U.S. Treasury Bills 4.725%, 4/18/23(SEG)(SEGCCS)		$2,000,000	1,996,204
U.S. Treasury Bills 4.674%, 4/4/23		600,000	599,923
U.S. Treasury Bills 4.741%, 5/2/23(SEG)(SEGSF)(SEGCCS)		500,000	498,152

Total short-term investments (cost $38,354,839)			$38,355,716
TOTAL INVESTMENTS

Total investments (cost $338,119,183)			$327,108,332

FUTURES CONTRACTS OUTSTANDING at 3/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond 30 yr (Long)	35	$4,590,469	$4,590,469	Jun-23	$177,281
U.S. Treasury Bond Ultra 30 yr (Long)	76	10,725,500	10,725,500	Jun-23	405,509
U.S. Treasury Note 2 yr (Long)	6	1,238,719	1,238,719	Jun-23	12,588
U.S. Treasury Note 2 yr (Short)	205	42,322,891	42,322,891	Jun-23	(434,391)
U.S. Treasury Note 5 yr (Long)	147	16,097,649	16,097,649	Jun-23	320,037
U.S. Treasury Note 5 yr (Short)	50	5,475,391	5,475,391	Jun-23	(112,222)
U.S. Treasury Note 10 yr (Long)	118	13,560,781	13,560,781	Jun-23	380,234
U.S. Treasury Note Ultra 10 yr (Long)	24	2,907,375	2,907,375	Jun-23	87,570

Unrealized appreciation					1,383,219

Unrealized (depreciation)					(546,613)

Total					$836,606

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/23 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(1.085)/3 month USD-LIBOR-ICE/Apr-34 (Written)	Apr-24/1.085	$16,923,300	$232,272	$201,218
(1.39)/US SOFR/Dec-26 (Purchased)	Dec-24/1.39	8,921,100	(102,593)	176,816
1.39/US SOFR/Dec-26 (Purchased)	Dec-24/1.39	8,921,100	(102,593)	(64,767)
2.17/3 month USD-LIBOR-ICE/Apr-34 (Purchased)	Apr-24/2.17	8,461,600	(408,695)	(325,772)
3.63/US SOFR/Mar-26 (Written)	Mar-24/3.63	7,536,600	93,831	40,170
(3.63)/US SOFR/Mar-26 (Written)	Mar-24/3.63	7,536,600	93,831	(24,268)
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073	6,226,000	452,942	44,142
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073	6,226,000	452,942	36,111
(1.29)/3 month USD-LIBOR-ICE/Mar-34 (Written)	Mar-24/1.29	4,230,800	66,000	57,200
3.1625/US SOFR/Mar-37 (Written)	Mar-27/3.1625	3,623,000	249,987	30,035
(3.1625)/US SOFR/Mar-37 (Written)	Mar-27/3.1625	3,623,000	249,987	(1,739)
2.29/3 month USD-LIBOR-ICE/Mar-34 (Purchased)	Mar-24/2.29	2,961,600	(145,668)	(115,828)
(3.17)/US SOFR/Dec-35 (Purchased)	Dec-25/3.17	2,912,600	(151,455)	(6,699)
2.67/US SOFR/Dec-35 (Purchased)	Dec-25/2.67	2,912,600	(148,543)	(23,446)
(3.18)/US SOFR/Dec-35 (Purchased)	Dec-25/3.18	2,825,300	(142,678)	(3,588)
2.68/US SOFR/Dec-35 (Purchased)	Dec-25/2.68	2,825,300	(142,678)	(20,455)
3.343/US SOFR/Dec-35 (Purchased)	Dec-25/3.343	2,510,900	(162,832)	20,665
(3.343)/US SOFR/Dec-35 (Purchased)	Dec-25/3.343	2,510,900	(162,832)	(47,330)
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101	2,465,500	192,556	11,391
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101	2,465,500	192,556	9,837
3.03/US SOFR/Feb-33 (Written)	Feb-28/3.03	2,267,900	86,180	(2,880)
(3.03)/US SOFR/Feb-33 (Written)	Feb-28/3.03	2,267,900	86,180	(7,144)
(1.275)/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275	2,259,800	(294,339)	316,666
1.275/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275	2,259,800	(294,339)	(192,490)
3.03/US SOFR/Mar-36 (Purchased)	Mar-26/3.03	1,655,000	(105,837)	(7,083)
(3.03)/US SOFR/Mar-36 (Purchased)	Mar-26/3.03	1,655,000	(105,837)	(10,327)
(1.6125)/US SOFR/Dec-41 (Written)	Dec-31/1.6125	1,474,600	109,489	52,334
1.6125/US SOFR/Dec-41 (Written)	Dec-31/1.6125	1,474,600	109,489	(92,339)
3.095/US SOFR/Mar-36 (Written)	Mar-26/3.095	950,000	62,890	9,966
(3.095)/US SOFR/Mar-36 (Written)	Mar-26/3.095	950,000	62,890	3,306
3.32/US SOFR/Oct-39 (Purchased)	Oct-29/3.32	851,000	(67,655)	2,996
(3.32)/US SOFR/Oct-39 (Purchased)	Oct-29/3.32	851,000	(67,655)	(9,097)
Barclays Bank PLC
(2.232)/3 month USD-LIBOR-ICE/Jun-51 (Purchased)	Jun-31/2.232	1,797,000	(217,707)	100,902
2.232/3 month USD-LIBOR-ICE/Jun-51 (Purchased)	Jun-31/2.232	1,797,000	(217,707)	(82,842)
Citibank, N.A.
(2.285)/3 month USD-LIBOR-ICE/Mar-51 (Purchased)	Mar-41/2.285	11,799,100	(1,018,852)	147,017
2.285/3 month USD-LIBOR-ICE/Mar-51 (Purchased)	Mar-41/2.285	11,799,100	(1,018,852)	(123,183)
2.703/US SOFR/Jul-33 (Purchased)	Jul-23/2.703	7,394,600	(82,428)	(24,994)
2.643/US SOFR/Jul-33 (Purchased)	Jul-23/2.643	7,394,600	(82,428)	(32,832)
(3.27)/US SOFR/Apr-28 (Purchased)	Apr-23/3.27	6,450,300	(73,856)	(23,092)
3.27/US SOFR/Apr-28 (Purchased)	Apr-23/3.27	6,450,300	(73,856)	(43,411)
3.578/US SOFR/Sep-33 (Purchased)	Sep-23/3.578	4,512,900	(125,684)	107,858
(3.578)/US SOFR/Sep-33 (Purchased)	Sep-23/3.578	4,512,900	(125,684)	(75,636)
(1.887)/US SOFR/Jan-35 (Written)	Jan-25/1.887	2,588,100	44,476	8,774
(2.25)/US SOFR/Jan-34 (Written)	Jan-24/2.25	2,588,100	33,711	8,153
(1.947)/US SOFR/Jan-35 (Written)	Jan-25/1.947	2,588,100	44,476	6,108
(2.311)/US SOFR/Jan-34 (Written)	Jan-24/2.311	2,588,100	33,711	5,513
2.394/US SOFR/Sep-33 (Purchased)	Sep-23/2.394	2,574,500	(31,151)	(9,963)
(1.826)/US SOFR/Jan-42 (Purchased)	Jan-32/1.826	1,934,400	(142,855)	101,556
1.826/US SOFR/Jan-42 (Purchased)	Jan-32/1.826	1,934,400	(142,855)	(60,740)
(1.99)/US SOFR/Feb-42 (Purchased)	Feb-32/1.99	1,870,800	(147,326)	77,040
1.99/US SOFR/Feb-42 (Purchased)	Feb-32/1.99	1,870,800	(147,326)	(59,454)
(2.689)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	(1,794)
2.689/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	(70,551)
Deutsche Bank AG
(2.98)/US SOFR/Mar-35 (Written)	Mar-30/2.98	13,599,200	629,643	57,117
2.98/US SOFR/Mar-35 (Written)	Mar-30/2.98	13,599,200	629,643	(1,224)
3.19/US SOFR/Mar-38 (Written)	Mar-28/3.19	507,300	35,333	1,989
(3.19)/US SOFR/Mar-38 (Written)	Mar-28/3.19	507,300	35,333	(2,004)
Goldman Sachs International
(2.40)/US SOFR/May-57 (Purchased)	May-27/2.40	3,103,000	(400,287)	72,703
2.40/US SOFR/May-57 (Purchased)	May-27/2.40	3,103,000	(400,287)	(92,594)
3.293/US SOFR/May-33 (Purchased)	May-23/3.293	2,699,800	(48,056)	5,427
(3.293)/US SOFR/May-33 (Purchased)	May-23/3.293	2,699,800	(48,056)	(23,623)
(2.8175)/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	2,057
2.8175/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	(39,807)
JPMorgan Chase Bank N.A.
3.0925/US SOFR/Mar-43 (Written)	Mar-33/3.0925	3,611,600	303,374	11,665
(3.0925)/US SOFR/Mar-43 (Written)	Mar-33/3.0925	3,611,600	303,374	9,390
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70	3,158,700	67,399	53,666
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70	3,158,700	67,399	(133,771)
(2.031)/3 month USD-LIBOR-ICE/Feb-41 (Purchased)	Feb-31/2.031	2,608,100	(178,394)	159,277
2.031/3 month USD-LIBOR-ICE/Feb-41 (Purchased)	Feb-31/2.031	2,608,100	(178,394)	(80,669)
3.115/US SOFR/Mar-43 (Written)	Mar-33/3.115	2,208,500	186,397	9,143
(3.115)/US SOFR/Mar-43 (Written)	Mar-33/3.115	2,208,500	186,397	4,660
(1.985)/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.985	1,862,900	(127,795)	117,624
1.985/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.985	1,862,900	(127,795)	(59,371)
3.187/US SOFR/Jan-36 (Purchased)	Jan-26/3.187	1,233,100	(79,597)	1,356
(3.187)/US SOFR/Jan-36 (Purchased)	Jan-26/3.187	1,233,100	(79,597)	(16,906)
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81	489,600	28,935	16,113
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81	489,600	28,935	(29,498)
3.1525/US SOFR/Mar-40 (Written)	Mar-30/3.1525	334,800	26,533	1,396
(3.1525)/US SOFR/Mar-40 (Written)	Mar-30/3.1525	334,800	26,533	710
Morgan Stanley & Co. International PLC
(2.505)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505	875,000	(134,050)	(3,010)
2.505/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505	875,000	(94,150)	(61,040)
3.27/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	(6,193)
(3.27)/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	(8,955)
Toronto-Dominion Bank
(2.405)/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405	412,400	(28,765)	17,515
2.405/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405	412,400	(28,765)	(10,124)
UBS AG
3.22/US SOFR/Aug-33 (Purchased)	Aug-23/3.22	5,598,000	(139,670)	18,249
(3.22)/US SOFR/Aug-33 (Purchased)	Aug-23/3.22	5,598,000	(139,670)	(32,472)

Unrealized appreciation				2,135,831

Unrealized (depreciation)				(2,165,005)

Total				$(29,174)

TBA SALE COMMITMENTS OUTSTANDING at 3/31/23 (proceeds receivable $104,652,051) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.00%, 4/1/53	$5,000,000	4/13/23	$5,102,540
Uniform Mortgage-Backed Securities, 5.50%, 4/1/53	10,000,000	4/13/23	10,101,560
Uniform Mortgage-Backed Securities, 5.00%, 5/1/53	10,000,000	5/11/23	9,970,699
Uniform Mortgage-Backed Securities, 5.00%, 4/1/53	42,000,000	4/13/23	41,880,216
Uniform Mortgage-Backed Securities, 4.50%, 4/1/53	10,000,000	4/13/23	9,795,308
Uniform Mortgage-Backed Securities, 4.00%, 4/1/53	1,000,000	4/13/23	956,328
Uniform Mortgage-Backed Securities, 3.50%, 5/1/53	6,000,000	5/11/23	5,576,012
Uniform Mortgage-Backed Securities, 3.50%, 4/1/48	6,000,000	4/13/23	5,572,497
Uniform Mortgage-Backed Securities, 3.00%, 5/1/53	4,000,000	5/11/23	3,589,846
Uniform Mortgage-Backed Securities, 3.00%, 4/1/53	4,000,000	4/13/23	3,586,877
Uniform Mortgage-Backed Securities, 2.50%, 4/1/53	5,000,000	4/13/23	4,309,570
Uniform Mortgage-Backed Securities, 2.00%, 4/1/53	6,000,000	4/13/23	4,957,685

Total			$105,399,138

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$5,165,700	$814,528		$216,375	9/1/32	3 month USD-LIBOR-ICE — Quarterly	1.512% — Semiannually	$(613,718)
		16,699,000	501,304		807	12/23/23	0.695% — Annually	US SOFR — Annually	675,397
		3,832,000	324,532		(615)	12/23/26	US SOFR — Annually	1.085% — Annually	(360,802)
		13,584,000	1,962,209		(3,534)	12/23/31	US SOFR — Annually	1.285% — Annually	(2,084,664)
		10,320,000	2,992,078		(18,376)	12/23/51	US SOFR — Annually	1.437% — Annually	(3,096,486)
		5,436,000	163,134		(553)	12/24/23	0.697% — Annually	US SOFR — Annually	216,203
		5,260,000	443,628		(704)	12/24/26	1.096% — Annually	US SOFR — Annually	489,330
		17,192,000	2,483,900		(7,675)	12/24/31	1.285% — Annually	US SOFR — Annually	2,619,414
		1,625,000	471,754		(878)	12/24/51	1.435% — Annually	US SOFR — Annually	483,773
		499,000	136,342		(81)	12/31/51	1.525% — Annually	US SOFR — Annually	140,026
		1,195,000	99,496		(159)	12/31/26	US SOFR — Annually	1.135% — Annually	(109,862)
		290,200	17,691	(E)	(6)	1/15/47	1.724% — Annually	US SOFR — Annually	17,684
		1,514,000	369,643		(52)	1/21/52	1.679% — Annually	US SOFR — Annually	377,725
		1,314,000	334,032		(45)	1/19/52	US SOFR — Annually	1.626% — Annually	(341,666)
		4,174,000	1,038,700		(142)	2/1/52	1.6545% — Annually	US SOFR — Annually	1,058,375
		860,600	68,874	(E)	(29)	2/13/57	1.68% — Annually	US SOFR — Annually	68,844
		4,273,600	896,687		(146)	2/24/52	US SOFR — Annually	1.86% — Annually	(908,467)
		51,000	11,652		(2)	2/29/52	US SOFR — Annually	1.762% — Annually	(11,782)
		1,700,000	188,955		(23)	2/29/32	US SOFR — Annually	1.75% — Annually	(193,260)
		3,255,000	214,863		(26)	2/28/27	1.675% — Annually	US SOFR — Annually	223,253
		3,354,000	98,172		(13)	2/29/24	US SOFR — Annually	1.47709% — Annually	(107,447)
		1,072,400	125,256		(14)	3/7/32	3 month USD-LIBOR-ICE — Quarterly	1.9575% — Semiannually	(127,583)
		4,800,000	107,280		(18)	4/7/24	2.45% — Annually	US SOFR — Annually	122,668
		1,910,000	72,083		(15)	4/7/27	US SOFR — Annually	2.465% — Annually	(77,957)
		482,000	32,371		(6)	4/7/23	2.3305% — Annually	US SOFR — Annually	33,735
		419,000	68,695		(14)	4/7/52	US SOFR — Annually	2.1005% — Annually	(70,799)
		1,330,000	157,326		(45)	4/14/52	US SOFR — Annually	2.3395% — Annually	(159,370)
		496,000	26,968		(7)	4/14/32	US SOFR — Annually	2.4965% — Annually	(26,997)
		164,000	6,091		(1)	4/14/27	2.483% — Annually	US SOFR — Annually	6,289
		7,267,000	167,868		(27)	4/14/24	2.405% — Annually	US SOFR — Annually	197,442
		8,507,100	252,576		(80)	5/2/27	US SOFR — Annually	2.685% — Annually	(274,226)
		12,392,500	281,186		(47)	5/25/24	2.5945% — Annually	US SOFR — Annually	337,797
		968,000	84,468		(33)	5/25/52	US SOFR — Annually	2.501% — Annually	(88,058)
		413,700	22,638	(E)	(14)	5/28/57	2.40% — Annually	US SOFR — Annually	22,624
		3,285,000	113,661		(44)	6/7/32	US SOFR — Annually	2.7565% — Annually	(119,188)
		664,000	42,509		(23)	6/7/52	US SOFR — Annually	2.622% — Annually	(44,924)
		1,694,800	301,217		(212,721)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	80,133
		6,617,000	134,921		(25)	6/10/24	US SOFR — Annually	2.833% — Annually	(147,883)
		5,520,000	139,822		(45)	6/10/27	2.8025% — Annually	US SOFR — Annually	152,070
		27,978,500	409,885		(105)	6/15/24	US SOFR — Annually	3.3385% — Annually	(399,608)
		14,788,500	155,575		(120)	6/15/27	3.185% — Annually	US SOFR — Annually	168,254
		2,972,500	86,113		(42)	2/3/33	3.13% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	93,833
		361,000	26,205		(12)	7/8/52	US SOFR — Annually	2.5765% — Annually	(28,173)
		5,960,000	224,036		(79)	7/15/32	US SOFR — Annually	2.723% — Annually	(250,511)
		3,424,700	243,873		(117)	8/22/52	2.5823% — Annually	US SOFR — Annually	265,501
		7,145,000	438,560		(95)	8/2/32	US SOFR — Annually	2.4275% — Annually	(493,034)
		404,600	12,640	(E)	(8)	4/1/42	US SOFR — Annually	2.63% — Annually	(12,648)
		650,000	30,414	(E)	(10)	3/24/35	US SOFR — Annually	2.39% — Annually	(30,423)
		610,500	44,811		(18)	8/10/42	2.645% — Annually	US SOFR — Annually	48,893
		1,034,800	81,915		(2,307)	8/10/42	US SOFR — Annually	2.605% — Annually	(91,032)
		424,400	34,419		(13)	8/10/42	2.5915% — Annually	US SOFR — Annually	37,318
		5,095,000	139,399	(E)	(48)	2/6/29	2.40% — Annually	US SOFR — Annually	139,351
		3,427,000	160,007		(45)	8/16/32	US SOFR — Annually	2.613% — Annually	(183,268)
		430,100	7,798	(E)	(10)	1/15/47	2.49% — Annually	US SOFR — Annually	7,788
		220,000	6,248		(3)	8/25/32	US SOFR — Annually	2.8415% — Annually	(7,451)
		748,000	11,302	(E)	(11)	2/21/35	2.785% — Annually	US SOFR — Annually	11,291
		7,374,600	104,277		(28)	9/6/24	US SOFR — Annually	3.413% — Annually	(121,965)
		2,141,000	5,824	(E)	(12)	1/15/27	US SOFR — Annually	2.73% — Annually	(5,835)
		4,733,400	57,889		(62)	9/13/32	3.043% — Annually	US SOFR — Annually	79,336
		219,000	1,945	(E)	(4)	1/15/42	2.9825% — Annually	US SOFR — Annually	1,940
		802,000	6,985		(27)	9/26/52	2.905% — Annually	US SOFR — Annually	11,330
		4,170,000	7,548		(39)	9/26/27	US SOFR — Annually	3.465% — Annually	(3,090)
		824,000	3,057		(11)	9/19/32	3.24% — Annually	US SOFR — Annually	(52)
		337,000	2,750	(E)	(11)	2/13/57	2.40% — Annually	US SOFR — Annually	2,738
		10,350,000	111,884		(137)	9/23/32	3.3275% — Annually	US SOFR — Annually	(77,212)
		1,666,000	34,453		(22)	9/26/32	US SOFR — Annually	3.449% — Annually	30,058
		2,101,869	10,593		(71)	9/28/52	2.976% — Annually	US SOFR — Annually	186
		716,000	17,384		(9)	9/30/32	3.493% — Annually	US SOFR — Annually	(15,461)
		4,062,000	88,024		(54)	10/4/32	US SOFR — Annually	3.4605% — Annually	77,170
		513,000	11,635		(7)	10/4/23	US SOFR — Annually	3.473% — Annually	10,296
		5,230,000	71,651		(42)	10/4/27	3.75% — Annually	US SOFR — Annually	(65,316)
		804,000	5,435	(E)	(12)	10/21/36	US SOFR — Annually	3.116% — Annually	5,423
		3,639,000	40,648	(E)	(51)	8/23/33	US SOFR — Annually	3.237% — Annually	40,596
		3,499,000	36,984	(E)	(49)	9/1/33	US SOFR — Annually	3.225% — Annually	36,935
		1,980,000	25,027		(28)	11/14/32	3.347% — Annually	US SOFR — Annually	(18,436)
		544,000	1,567		(18)	2/3/53	2.9275% — Annually	US SOFR — Annually	2,626
		4,688,000	46,505	(E)	(159)	12/2/55	2.81% — Annually	US SOFR — Annually	(46,664)
		22,025,000	548,422		(8,660)	10/7/32	3.50% — Annually	US SOFR — Annually	(496,424)
		9,360,000	181,584		6,269	10/7/52	US SOFR — Annually	3.05% — Annually	141,481
		8,207,000	42,758	(E)	(57)	4/8/28	3.44% — Annually	US SOFR — Annually	(42,815)
		22,500,000	92,025	(E)	(84)	1/31/25	US SOFR — Annually	4.035% — Annually	91,941
		338,000	11,830	(E)	(11)	1/16/55	2.97% — Annually	US SOFR — Annually	(11,841)
		16,974,000	103,372	(E)	(94)	1/16/26	US SOFR — Annually	3.605% — Annually	103,277
		3,706,000	220,915		(126)	10/20/52	US SOFR — Annually	3.2571% — Annually	207,568
		159,000	11,949		(5)	10/20/52	US SOFR — Annually	3.3375% — Annually	11,434
		627,200	41,213	(E)	(21)	1/24/55	3.135% — Annually	US SOFR — Annually	(41,235)
		3,206,900	90,274	(E)	(30)	4/13/28	3.965% — Annually	US SOFR — Annually	(90,304)
		1,060,600	49,392	(E)	(16)	4/4/35	3.5575% — Annually	US SOFR — Annually	(49,408)
		2,121,100	59,073	(E)	(24)	5/8/30	US SOFR — Annually	3.52% — Annually	59,049
		2,903,900	22,447	(E)	(25)	4/4/32	3.515% — Annually	US SOFR — Annually	(22,472)
		538,300	25,747	(E)	(8)	2/19/36	US SOFR — Annually	3.6145% — Annually	25,739
		399,000	19,012	(E)	(6)	3/3/36	US SOFR — Annually	3.614% — Annually	19,006
		12,092,900	109,804	(E)	(45)	6/26/25	US SOFR — Annually	4.31% — Annually	109,758
		1,904,000	209,611		(65)	10/27/32	3.5176% — Annually	US SOFR — Annually	(204,967)
		5,527,100	330,631	(E)	(78)	12/4/33	US SOFR — Annually	3.77% — Annually	330,553
		1,148,700	33,048	(E)	(13)	3/24/32	US SOFR — Annually	3.64% — Annually	33,035
		6,891,000	47,961		(26)	11/9/24	US SOFR — Annually	4.7655% — Annually	65,459
		1,700,000	36,159		(22)	11/21/32	3.4515% — Annually	US SOFR — Annually	(30,766)
		999,000	23,377		(13)	11/25/32	3.477% — Annually	US SOFR — Annually	(20,878)
		17,190,000	22,003		(64)	12/5/24	4.3515% — Annually	US SOFR — Annually	(25,859)
		2,349,000	113,104		(80)	12/29/52	US SOFR — Annually	3.1925% — Annually	105,238
		835,000	6,304		(7)	1/6/28	3.5615% — Annually	US SOFR — Annually	(4,485)
		1,913,000	727		(65)	1/18/53	US SOFR — Annually	2.9451% — Annually	(5,412)
		5,776,000	6,411		(76)	1/19/33	3.178% — Annually	US SOFR — Annually	21,753
		8,902,000	64,183		(72)	1/20/28	US SOFR — Annually	3.2195% — Annually	(87,014)
		3,849,000	7,775		(51)	1/24/33	3.167% — Annually	US SOFR — Annually	17,460
		1,692,000	609		(22)	1/30/33	3.19529% — Annually	US SOFR — Annually	3,236
		600,000	8,298		(8)	2/10/33	US SOFR — Annually	3.3555% — Annually	7,270
		1,495,000	29,272		(20)	2/15/33	US SOFR — Annually	3.4235% — Annually	27,090
		5,700,000	122,607		(46)	2/21/28	3.855% — Annually	US SOFR — Annually	(118,166)
		2,600,000	78,364		(34)	2/21/33	US SOFR — Annually	3.5485% — Annually	75,420
		1,246,000	30,452		(10)	2/24/28	3.9195% — Annually	US SOFR — Annually	(29,636)
		860,000	31,768		(11)	2/24/33	US SOFR — Annually	3.629% — Annually	30,937
		2,259,000	68,425		(18)	2/28/28	4.0475% — Annually	US SOFR — Annually	(67,366)
		825,000	35,343		(11)	2/28/33	US SOFR — Annually	3.6985% — Annually	34,683
		2,334,000	134,158		(79)	3/7/53	3.235% — Annually	US SOFR — Annually	(132,930)
		6,853,000	50,438	(E)	(47)	6/24/28	3.254% — Annually	US SOFR — Annually	(50,485)
		788,000	19,156	(E)	(12)	2/4/36	3.3105% — Annually	US SOFR — Annually	(19,168)
		4,393,000	59,130	(E)	(49)	12/16/31	3.245% — Annually	US SOFR — Annually	(59,179)
		2,293,000	103,368		(30)	3/2/33	3.7245% — Annually	US SOFR — Annually	(101,808)
		120,000	9,679		(4)	3/6/53	3.354% — Annually	US SOFR — Annually	(9,576)
		1,133,000	59,120		(15)	3/6/33	US SOFR — Annually	3.808% — Annually	58,467
		1,294,000	44,578		(10)	3/6/28	4.1355% — Annually	US SOFR — Annually	(44,166)
		623,000	20,715		(5)	3/7/28	US SOFR — Annually	4.108% — Annually	20,502
		897,000	41,468		(12)	3/7/33	3.7375% — Annually	US SOFR — Annually	(40,950)
		152,000	9,077		(5)	3/7/53	US SOFR — Annually	3.2465% — Annually	8,931
		316,000	12,934		(4)	3/8/33	US SOFR — Annually	3.6745% — Annually	12,737
		451,000	17,594		(6)	3/10/33	3.6515% — Annually	US SOFR — Annually	(17,340)
		98,600	3,836	(E)	(1)	8/9/33	3.575% — Annually	US SOFR — Annually	(3,837)
		478,600	1,953	(E)	(6)	2/9/38	3.31% — Annually	US SOFR — Annually	(1,959)
		228,400	3,314	(E)	(3)	2/9/38	3.275% — Annually	US SOFR — Annually	(3,318)
		2,423,100	97,287	(E)	(34)	5/11/33	3.64% — Annually	US SOFR — Annually	(97,322)
		9,995,900	310,573	(E)	(94)	5/11/28	US SOFR — Annually	3.997% — Annually	310,479
		3,225,000	51,213		(26)	3/14/28	US SOFR — Annually	3.7185% — Annually	49,766
		19,000	390		—	3/14/33	US SOFR — Annually	3.432% — Annually	378
		183,000	2,313		(6)	3/14/53	3.0045% — Annually	US SOFR — Annually	(2,173)
		582,000	2,188		(8)	3/15/33	3.234% — Annually	US SOFR — Annually	(1,820)
		2,906,000	22,463		(38)	3/15/33	3.28091% — Annually	US SOFR — Annually	(20,689)
		2,308,000	42,167		(30)	3/16/33	US SOFR — Annually	3.4055% — Annually	40,906
		2,587,000	4,424		(21)	3/17/28	US SOFR — Annually	3.404% — Annually	3,107
		317,000	1,851		(11)	3/17/53	2.9695% — Annually	US SOFR — Annually	(1,646)
		567,000	601		(7)	3/20/33	3.2019% — Annually	US SOFR — Annually	(340)
		517,000	925		(7)	3/20/33	US SOFR — Annually	3.2105% — Annually	675
		24,125,000	163,809	(E)	(138,238)	6/21/25	US SOFR — Annually	4.20% — Annually	25,571
		51,286,000	1,250,353	(E)	1,090,157	6/21/28	3.80% — Annually	US SOFR — Annually	(160,195)
		4,702,000	102,833	(E)	(70,266)	6/21/33	US SOFR — Annually	3.40% — Annually	32,566
		6,874,000	147,035	(E)	274,581	6/21/53	US SOFR — Annually	2.80% — Annually	130,937
		637,000	2,115		(5)	3/21/28	US SOFR — Annually	3.2915% — Annually	(2,381)
		464,000	1,503		(16)	3/22/53	US SOFR — Annually	2.9225% — Annually	(1,740)
		773,000	116		(10)	3/22/33	3.1875% — Annually	US SOFR — Annually	416
		1,092,000	2,053		(9)	3/22/28	US SOFR — Annually	3.323% — Annually	(2,459)
		1,791,000	13,988		(14)	3/23/28	3.5365% — Annually	US SOFR — Annually	(13,510)
		861,000	6,750		(7)	3/23/28	3.537% — Annually	US SOFR — Annually	(6,520)
		321,000	2,690		(11)	3/24/53	US SOFR — Annually	2.982% — Annually	2,560
		144,000	1,024		(5)	3/24/53	2.9755% — Annually	US SOFR — Annually	(975)
		380,000	3,488		(5)	3/24/33	US SOFR — Annually	3.2975% — Annually	3,369
		172,000	187		(6)	3/24/53	2.9335% — Annually	US SOFR — Annually	247
		1,388,500	2,958		(11)	3/24/28	US SOFR — Annually	3.317% — Annually	(3,379)
		393,000	527		(5)	3/24/33	3.17535% — Annually	US SOFR — Annually	650
		2,158,000	5,740		(17)	3/27/28	US SOFR — Annually	3.3045% — Annually	(6,162)
		2,158,000	10,358		(17)	3/27/28	US SOFR — Annually	3.2575% — Annually	(10,794)
		2,158,000	6,129		(17)	3/27/28	3.3005% — Annually	US SOFR — Annually	6,517
		797,000	11,246		(6)	3/28/28	US SOFR — Annually	3.0525% — Annually	(11,407)
		522,000	8,331		(7)	3/28/33	3.001% — Annually	US SOFR — Annually	8,429
		4,447,300	39,225	(E)	(63)	6/13/33	3.041% — Annually	US SOFR — Annually	39,162
		8,775,900	73,630	(E)	(82)	6/13/28	3.086% — Annually	US SOFR — Annually	73,547
		2,080,000	21,653		(27)	4/4/33	US SOFR — Annually	3.064% — Annually	(21,680)
		48,500	100	(E)	(1)	3/27/40	US SOFR — Annually	3.1525% — Annually	99
		1,164,000	35		(9)	3/29/28	3.363% — Annually	US SOFR — Annually	95
		1,154,000	1,073		(15)	3/29/33	US SOFR — Annually	3.20% — Annually	904
		2,448,000	4,015		(20)	3/30/28	US SOFR — Annually	3.398% — Annually	3,804
		579,000	2,310		(8)	3/30/33	US SOFR — Annually	3.236% — Annually	2,252
		3,308,000	18,657		(27)	3/31/28	3.4855% — Annually	US SOFR — Annually	(18,562)
		1,152,100	10,092	(E)	(16)	3/13/34	US SOFR — Annually	3.118% — Annually	10,076
		2,990,000	987		(11)	3/31/25	US SOFR — Annually	4.0905% — Annually	913
		1,168,000	7,942		(15)	3/31/33	US SOFR — Annually	3.269% — Annually	7,876
		2,454,000	9,546		(32)	4/4/33	US SOFR — Annually	3.2325% — Annually	9,514
		2,825,000	2,712		(11)	4/4/25	US SOFR — Annually	4.113% — Annually	2,701
		1,089,000	2,015		(14)	4/4/33	US SOFR — Annually	3.2085% — Annually	2,000
		819,000	254		(11)	4/4/33	3.1830% — Annually	US SOFR — Annually	243

	Total				$1,118,427				$(2,247,408)
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB/P	$3,281	$27,498	$5,843	5/11/63	300 bp — Monthly	$(2,546)
	CMBX NA BBB-.6 Index	BB/P	6,388	60,724	12,904	5/11/63	300 bp — Monthly	(6,480)
	CMBX NA BBB-.6 Index	BB/P	7,467	75,046	15,947	5/11/63	300 bp — Monthly	(8,436)
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	BB-/P	87,010	154,000	61,862	11/18/54	500 bp — Monthly	25,298
	CMBX NA BB.13 Index	BB-/P	12,097	121,000	52,199	12/16/72	500 bp — Monthly	(39,985)
	CMBX NA BB.14 Index	BB/P	19,626	179,000	74,017	12/16/72	500 bp — Monthly	(54,217)
	CMBX NA BB.6 Index	B+/P	20,083	94,529	39,816	5/11/63	500 bp — Monthly	(19,639)
	CMBX NA BB.7 Index	B-/P	35,060	687,000	280,502	1/17/47	500 bp — Monthly	(244,774)
	CMBX NA BB.9 Index	B/P	1,222	6,000	2,548	9/17/58	500 bp — Monthly	(1,320)
	CMBX NA BB.9 Index	B/P	22,260	109,000	46,281	9/17/58	500 bp — Monthly	(23,915)
	CMBX NA BBB-.10 Index	BB+/P	7,321	59,000	16,868	11/17/59	300 bp — Monthly	(9,513)
	CMBX NA BBB-.10 Index	BB+/P	11,127	102,000	29,162	11/17/59	300 bp — Monthly	(17,975)
	CMBX NA BBB-.11 Index	BBB-/P	8,331	133,000	36,070	11/18/54	300 bp — Monthly	(27,661)
	CMBX NA BBB-.15 Index	BBB-/P	5,118	49,000	13,994	11/18/64	300 bp — Monthly	(8,848)
	CMBX NA BBB-.15Index	BBB-/P	4,078	24,000	6,854	11/18/64	300 bp — Monthly	(2,762)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	(1,759)	623,890	107,995	5/11/63	200 bp — Monthly	(109,501)
	CMBX NA A.7 Index	BBB+/P	275	7,000	547	1/17/47	200 bp — Monthly	(269)
	CMBX NA BB.7 Index	B-/P	16,586	124,000	50,629	1/17/47	500 bp — Monthly	(33,922)
	CMBX NA BBB-.7 Index	BB-/P	4,347	55,000	12,051	1/17/47	300 bp — Monthly	(7,671)
	CMBX NA BBB-.7 Index	BB-/P	18,774	254,000	55,651	1/17/47	300 bp — Monthly	(36,729)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	1,175	3,133	542	5/11/63	200 bp — Monthly	634
	CMBX NA A.6 Index	A/P	1,740	4,700	814	5/11/63	200 bp — Monthly	928
	CMBX NA A.6 Index	A/P	5,764	20,757	3,593	5/11/63	200 bp — Monthly	2,179
	CMBX NA A.6 Index	A/P	1,950	25,065	4,339	5/11/63	200 bp — Monthly	(2,379)
	CMBX NA BBB-.11 Index	BBB-/P	64	1,000	271	11/18/54	300 bp — Monthly	(207)
	CMBX NA BBB-.14 Index	BBB-/P	919	20,000	5,624	12/16/72	300 bp — Monthly	(4,694)
	CMBX NA BBB-.14 Index	BBB-/P	1,889	42,500	11,951	12/16/72	300 bp — Monthly	(10,038)
	CMBX NA BBB-.15 Index	BBB-/P	7,302	79,000	22,562	11/18/64	300 bp — Monthly	(15,214)
	CMBX NA BBB-.7 Index	BB-/P	418	6,000	1,315	1/17/47	300 bp — Monthly	(893)
	CMBX NA BBB-.7 Index	BB-/P	7,955	101,000	22,129	1/17/47	300 bp — Monthly	(14,115)
	CMBX NA BBB-.7 Index	BB-/P	11,309	153,000	33,522	1/17/47	300 bp — Monthly	(22,124)
	CMBX NA BBB-.7 Index	BB-/P	13,902	171,000	37,466	1/17/47	300 bp — Monthly	(23,464)
	JPMorgan Securities LLC
	CMBX NA A.14 Index	A-/P	(106)	16,000	2,133	12/16/72	200 bp — Monthly	(2,232)
	CMBX NA A.6 Index	A/P	35,401	177,415	30,711	5/11/63	200 bp — Monthly	4,763
	CMBX NA BB.10 Index	B/P	5,777	72,000	32,306	5/11/63	500 bp — Monthly	(26,459)
	CMBX NA BB.7 Index	B-/P	120,945	247,000	100,850	1/17/47	500 bp — Monthly	20,335
	CMBX NA BBB-.8 Index	BB/P	9,044	58,000	12,830	10/17/57	300 bp — Monthly	(3,751)
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	5,996	46,000	5,810	12/16/72	200 bp — Monthly	186
	CMBX NA A.13 Index	A-/P	6,123	46,000	5,810	12/16/72	200 bp — Monthly	314
	CMBX NA BB.6 Index	B+/P	5,518	18,231	7,679	5/11/63	500 bp — Monthly	(2,143)
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	(192)	23,000	2,905	12/16/72	200 bp — Monthly	(3,088)
	CMBX NA A.14 Index	A-/P	(27)	2,000	267	12/16/72	200 bp — Monthly	(292)
	CMBX NA A.7 Index	BBB+/P	(13)	13,000	1,015	1/17/47	200 bp — Monthly	(1,023)
	CMBX NA BB.13 Index	BB-/P	2,301	24,000	10,354	12/16/72	500 bp — Monthly	(8,030)
	CMBX NA BB.13 Index	BB-/P	8,852	92,000	39,689	12/16/72	500 bp — Monthly	(30,747)
	CMBX NA BB.13 Index	BB-/P	10,438	113,000	48,748	12/16/72	500 bp — Monthly	(38,201)
	CMBX NA BBB-.13 Index	BBB-/P	90	2,000	576	12/16/72	300 bp — Monthly	(485)
	CMBX NA BBB-.13 Index	BBB-/P	1,422	7,000	2,017	12/16/72	300 bp — Monthly	(591)
	CMBX NA BBB-.13 Index	BBB-/P	1,562	17,000	4,898	12/16/72	300 bp — Monthly	(3,326)
	CMBX NA BBB-.13 Index	BBB-/P	11,844	63,000	18,150	12/16/72	300 bp — Monthly	(6,269)
	CMBX NA BBB-.14 Index	BBB-/P	669	11,000	3,093	12/16/72	300 bp — Monthly	(2,418)
	CMBX NA BBB-.14 Index	BBB-/P	617	11,000	3,093	12/16/72	300 bp — Monthly	(2,470)

Upfront premium received			571,437		Unrealized appreciation			54,637

Upfront premium (paid)			(2,097)		Unrealized (depreciation)			(880,816)

	Total		$569,340				Total	$(826,179)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2023. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(47,452)	$226,371	$39,185	5/11/63	(200 bp) — Monthly	$(8,359)
	CMBX NA A.6 Index	(45,648)	222,063	38,439	5/11/63	(200 bp) — Monthly	(7,299)
	CMBX NA A.7 Index	(148)	20,000	1,562	1/17/47	(200 bp) — Monthly	1,406
	CMBX NA BB.10 Index	(45,086)	187,000	83,907	11/17/59	(500 bp) — Monthly	38,639
	CMBX NA BB.10 Index	(35,955)	141,000	63,267	11/17/59	(500 bp) — Monthly	27,175
	CMBX NA BB.10 Index	(7,932)	76,000	34,101	11/17/59	(500 bp) — Monthly	26,096
	CMBX NA BB.10 Index	(6,798)	62,000	27,819	11/17/59	(500 bp) — Monthly	20,961
	CMBX NA BB.11 Index	(9,170)	127,000	51,016	11/18/54	(500 bp) — Monthly	41,722
	CMBX NA BB.11 Index	(934)	18,000	7,231	11/18/54	(500 bp) — Monthly	6,279
	CMBX NA BB.11 Index	(619)	9,000	3,615	11/18/54	(500 bp) — Monthly	2,988
	CMBX NA BB.8 Index	(14,816)	41,553	19,609	10/17/57	(500 bp) — Monthly	4,753
	CMBX NA BB.8 Index	(3,228)	25,125	11,857	10/17/57	(500 bp) — Monthly	8,604
	CMBX NA BB.9 Index	(564)	14,000	5,944	9/17/58	(500 bp) — Monthly	5,366
	CMBX NA BB.9 Index	(581)	9,000	3,821	9/17/58	(500 bp) — Monthly	3,232
	CMBX NA BBB-.10 Index	(10,708)	84,000	24,016	11/17/59	(300 bp) — Monthly	13,259
	CMBX NA BBB-.10 Index	(11,987)	76,000	21,728	11/17/59	(300 bp) — Monthly	9,697
	CMBX NA BBB-.10 Index	(16,945)	73,000	20,871	11/17/59	(300 bp) — Monthly	3,883
	CMBX NA BBB-.10 Index	(18,471)	62,000	17,726	11/17/59	(300 bp) — Monthly	(782)
	CMBX NA BBB-.10 Index	(12,303)	50,000	14,295	11/17/59	(300 bp) — Monthly	1,962
	CMBX NA BBB-.10 Index	(9,605)	44,000	12,580	11/17/59	(300 bp) — Monthly	2,949
	CMBX NA BBB-.10 Index	(8,589)	36,000	10,292	11/17/59	(300 bp) — Monthly	1,683
	CMBX NA BBB-.10 Index	(6,311)	29,000	8,291	11/17/59	(300 bp) — Monthly	1,963
	CMBX NA BBB-.11 Index	(6,752)	47,000	12,746	11/18/54	(300 bp) — Monthly	5,967
	CMBX NA BBB-.11 Index	(2,564)	8,000	2,170	11/18/54	(300 bp) — Monthly	(399)
	CMBX NA BBB-.12 Index	(13,700)	199,000	57,670	8/17/61	(300 bp) — Monthly	43,854
	CMBX NA BBB-.12 Index	(33,394)	190,000	55,062	8/17/61	(300 bp) — Monthly	21,557
	CMBX NA BBB-.12 Index	(50,749)	146,000	42,311	8/17/61	(300 bp) — Monthly	(8,523)
	CMBX NA BBB-.12 Index	(29,727)	89,000	25,792	8/17/61	(300 bp) — Monthly	(3,987)
	CMBX NA BBB-.12 Index	(13,698)	72,000	20,866	8/17/61	(300 bp) — Monthly	7,125
	CMBX NA BBB-.12 Index	(23,551)	67,000	19,417	8/17/61	(300 bp) — Monthly	(4,173)
	CMBX NA BBB-.12 Index	(8,664)	51,000	14,780	8/17/61	(300 bp) — Monthly	6,086
	CMBX NA BBB-.12 Index	(11,056)	49,000	14,200	8/17/61	(300 bp) — Monthly	3,115
	CMBX NA BBB-.12 Index	(5,251)	31,000	8,984	8/17/61	(300 bp) — Monthly	3,715
	CMBX NA BBB-.12 Index	(3,466)	17,000	4,927	8/17/61	(300 bp) — Monthly	1,451
	CMBX NA BBB-.12 Index	(1,092)	16,000	4,637	8/17/61	(300 bp) — Monthly	3,536
	CMBX NA BBB-.13 Index	(1,765)	35,000	10,084	12/16/72	(300 bp) — Monthly	8,298
	CMBX NA BBB-.13 Index	(1,782)	35,000	10,084	12/16/72	(300 bp) — Monthly	8,281
	CMBX NA BBB-.13 Index	(1,040)	19,000	5,474	12/16/72	(300 bp) — Monthly	4,423
	CMBX NA BBB-.14 Index	(12,332)	62,000	17,434	12/16/72	(300 bp) — Monthly	5,066
	CMBX NA BBB-.14 Index	(2,280)	14,000	3,937	12/16/72	(300 bp) — Monthly	1,649
	CMBX NA BBB-.14 Index	(1,634)	8,500	2,390	12/16/72	(300 bp) — Monthly	751
	CMBX NA BBB-.6 Index	(53,386)	163,267	34,694	5/11/63	(300 bp) — Monthly	(18,787)
	CMBX NA BBB-.8 Index	(32,656)	209,000	46,231	10/17/57	(300 bp) — Monthly	13,453
	CMBX NA BBB-.8 Index	(22,800)	152,000	33,622	10/17/57	(300 bp) — Monthly	10,734
	CMBX NA BBB-.8 Index	(9,017)	63,000	13,936	10/17/57	(300 bp) — Monthly	4,882
	CMBX NA BBB-.8 Index	(8,186)	59,000	13,051	10/17/57	(300 bp) — Monthly	4,830
	CMBX NA BBB-.8 Index	(5,591)	42,000	9,290	10/17/57	(300 bp) — Monthly	3,675
	CMBX NA BBB-.8 Index	(1,581)	10,000	2,212	10/17/57	(300 bp) — Monthly	626
	Credit Suisse International
	CMBX NA BB.10 Index	(20,948)	157,000	70,446	11/17/59	(500 bp) — Monthly	49,346
	CMBX NA BB.10 Index	(18,670)	157,000	70,446	11/17/59	(500 bp) — Monthly	51,623
	CMBX NA BB.10 Index	(10,317)	83,000	37,242	11/17/59	(500 bp) — Monthly	26,845
	CMBX NA BB.7 Index	(76,651)	466,000	190,268	1/17/47	(500 bp) — Monthly	113,164
	CMBX NA BB.7 Index	(54,971)	298,000	121,673	1/17/47	(500 bp) — Monthly	66,413
	Goldman Sachs International
	CMBX NA BB.10 Index	(23,983)	106,000	47,562	11/17/59	(500 bp) — Monthly	23,477
	CMBX NA BB.7 Index	(25,990)	128,000	52,262	1/17/47	(500 bp) — Monthly	26,148
	CMBX NA BB.7 Index	(16,712)	102,000	41,647	1/17/47	(500 bp) — Monthly	24,835
	CMBX NA BB.7 Index	(6,810)	45,000	18,374	1/17/47	(500 bp) — Monthly	11,520
	CMBX NA BB.9 Index	(2,296)	22,000	9,341	9/17/58	(500 bp) — Monthly	7,024
	CMBX NA BB.9 Index	(319)	2,000	849	9/17/58	(500 bp) — Monthly	528
	CMBX NA BBB-.12 Index	(4,465)	25,000	7,245	8/17/61	(300 bp) — Monthly	2,766
	CMBX NA BBB-.12 Index	(4,289)	22,000	6,376	8/17/61	(300 bp) — Monthly	2,074
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(85,971)	112,759	47,494	5/11/63	(500 bp) — Monthly	(38,588)
	CMBX NA BBB-.11 Index	(4,846)	44,000	11,933	11/18/54	(300 bp) — Monthly	7,061
	CMBX NA BBB-.12 Index	(2,403)	20,000	5,796	8/17/61	(300 bp) — Monthly	3,381
	CMBX NA BBB-.7 Index	(81,697)	348,000	76,247	1/17/47	(300 bp) — Monthly	(5,654)
	Merrill Lynch International
	CMBX NA BB.10 Index	(8,592)	151,000	67,754	11/17/59	(500 bp) — Monthly	59,015
	CMBX NA BB.7 Index	(20,471)	118,000	48,179	1/17/47	(500 bp) — Monthly	27,594
	CMBX NA BBB-.7 Index	(11,964)	146,000	31,989	1/17/47	(300 bp) — Monthly	19,939
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(20,938)	97,911	16,948	5/11/63	(200 bp) — Monthly	(4,029)
	CMBX NA A.6 Index	(15,160)	61,488	10,644	5/11/63	(200 bp) — Monthly	(4,542)
	CMBX NA BB.10 Index	(38,750)	165,000	74,036	11/17/59	(500 bp) — Monthly	35,125
	CMBX NA BB.10 Index	(25,211)	83,000	37,242	11/17/59	(500 bp) — Monthly	11,950
	CMBX NA BB.10 Index	(629)	6,000	2,692	11/17/59	(500 bp) — Monthly	2,057
	CMBX NA BB.9 Index	(3,165)	36,000	15,286	9/17/58	(500 bp) — Monthly	12,086
	CMBX NA BB.9 Index	(615)	10,000	4,246	9/17/58	(500 bp) — Monthly	3,621
	CMBX NA BB.9 Index	(608)	10,000	4,246	9/17/58	(500 bp) — Monthly	3,628
	CMBX NA BB.9 Index	(431)	7,000	2,972	9/17/58	(500 bp) — Monthly	2,535
	CMBX NA BB.9 Index	(201)	5,000	2,123	9/17/58	(500 bp) — Monthly	1,917
	CMBX NA BBB-.10 Index	(19,260)	79,000	22,586	11/17/59	(300 bp) — Monthly	3,280
	CMBX NA BBB-.10 Index	(8,884)	72,000	20,585	11/17/59	(300 bp) — Monthly	11,659
	CMBX NA BBB-.10 Index	(12,016)	69,000	19,727	11/17/59	(300 bp) — Monthly	7,671
	CMBX NA BBB-.10 Index	(5,580)	44,000	12,580	11/17/59	(300 bp) — Monthly	6,974
	CMBX NA BBB-.10 Index	(1,735)	8,000	2,287	11/17/59	(300 bp) — Monthly	548
	CMBX NA BBB-.11 Index	(20,805)	65,000	17,628	11/18/54	(300 bp) — Monthly	(3,215)
	CMBX NA BBB-.11 Index	(16,964)	53,000	14,374	11/18/54	(300 bp) — Monthly	(2,621)
	CMBX NA BBB-.11 Index	(5,380)	17,000	4,610	11/18/54	(300 bp) — Monthly	(780)
	CMBX NA BBB-.12 Index	(53,096)	228,000	66,074	8/17/61	(300 bp) — Monthly	12,845
	CMBX NA BBB-.12 Index	(2,350)	57,000	16,519	8/17/61	(300 bp) — Monthly	14,135
	CMBX NA BBB-.12 Index	(14,955)	45,000	13,041	8/17/61	(300 bp) — Monthly	(1,940)
	CMBX NA BBB-.12 Index	(2,381)	43,000	12,461	8/17/61	(300 bp) — Monthly	10,055
	CMBX NA BBB-.12 Index	(6,678)	32,000	9,274	8/17/61	(300 bp) — Monthly	2,577
	CMBX NA BBB-.7 Index	(22,314)	219,000	47,983	1/17/47	(300 bp) — Monthly	25,541
	CMBX NA BBB-.8 Index	(21,158)	156,000	34,507	10/17/57	(300 bp) — Monthly	13,259
	CMBX NA BBB-.8 Index	(12,846)	101,000	22,341	10/17/57	(300 bp) — Monthly	9,436
	CMBX NA BBB-.8 Index	(10,784)	85,000	18,802	10/17/57	(300 bp) — Monthly	7,968
	CMBX NA BBB-.8 Index	(5,586)	41,000	9,069	10/17/57	(300 bp) — Monthly	3,459
	CMBX NA BBB-.8 Index	(2,721)	19,000	4,203	10/17/57	(300 bp) — Monthly	1,213

Upfront premium received		—			Unrealized appreciation		1,111,983

Upfront premium (paid)		(1,505,130)			Unrealized (depreciation)		(113,678)

	Total	$(1,505,130)				Total	$998,305
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2023 through March 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $155,975,679.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/23
Short-term investments
	Putnam Short Term Investment Fund*	$34,399,865	$14,288,279	$15,012,707	$415,619	$33,675,437

	Total Short-term investments	$34,399,865	$14,288,279	$15,012,707	$415,619	$33,675,437
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,247,368.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $33,864.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $936,803.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to hedge treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names, to hedge market risk and to gain exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $151,517 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $33,864 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,206,451	$—
Collateralized loan obligations	—	5,554,843	—
Corporate bonds and notes	—	47,003,565	—
Mortgage-backed securities	—	49,824,445	—
U.S. government and agency mortgage obligations	—	185,054,963	—
U.S. treasury obligations	—	108,349	—
Short-term investments	1,586,000	36,769,716	—

Totals by level	$1,586,000	$325,522,332	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$836,606	$—	$—
Forward premium swap option contracts	—	(29,174)	—
TBA sale commitments	—	(105,399,138)	—
Interest rate swap contracts	—	(3,365,835)	—
Credit default contracts	—	1,107,916	—

Totals by level	$836,606	$(107,686,231)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$172,600,000
Written swap option contracts (contract amount)	$108,500,000
Futures contracts (number of contracts)	700
Centrally cleared interest rate swap contracts (notional)	$634,600,000
OTC credit default contracts (notional)	$12,800,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com